                                                              File No. 333-93947
                                                               File No. 811-8836
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
        Post-Effective Amendment No. 6                                       [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                Amendment No. 31                                             [X]

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT VIII
                             (VARIFLEX EXTRA CREDIT)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

Name and Address of Agent for Service:                Copies To:

Amy J. Lee, Associate General Counsel                 Jeffrey S. Puretz, Esq.
Security Benefit Group Building                       Dechert
One Security Benefit Place                            1775 Eye Street, NW
Topeka, KS 66636-0001                                 Washington, DC 20005
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2005

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2005, pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on May 1, 2005, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                                                                      [SDI LOGO]

                                  May 1, 2005

      PROSPECTUS

VERIFLEX EXTRA CREDIT (R) VARIABLE ANNUITY

                                                               Important Privacy
                                                                Notice Included

                                                                 See Back Cover

                    VARIFLEX EXTRA CREDIT(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

             ISSUED BY:                                    MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY         SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE                      P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                       TOPEKA, KANSAS 66675-0497
1-800-888-2461

      This Prospectus describes the Variflex Extra Credit Variable Annuity -- a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account VIII, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

-     AIM V.I. Basic Value
-     AIM V.I. Health Sciences (formerly INVESCO VIF Health Sciences)(1)
-     AIM V.I. Mid Cap Core Equity
-     AIM V.I. Real Estate
-     American Century(R) VP Ultra(R)
-     American Century(R) VP Value
-     Dreyfus VIF International Value
-     Oppenheimer Main Street Small Cap
-     PIMCO VIT All Asset
-     PIMCO VIT Low Duration
-     PIMCO VIT Real Return
-     Rydex VT Sector Rotation
-     SBL Equity
-     SBL Large Cap Value
-     SBL Money Market
-     SBL Global
-     SBL Diversified Income
-     SBL Large Cap Growth
-     SBL Enhanced Index
-     SBL Mid Cap Growth
-     SBL Managed Asset Allocation
-     SBL Equity Income
-     SBL High Yield
-     SBL Small Cap Value
-     SBL Social Awareness
-     SBL Mid Cap Value
-     SBL Main Street Growth and Income(R)
-     SBL Small Cap Growth
-     SBL Select 25
-     SBL Alpha Opportunity

(1) The AIM V.I. Health Sciences Fund will become the AIM V.I. Global HealthCare Fund effective July 1, 2005.

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      Amounts that you allocate to the Fixed Account will accrue interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2005, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing Security Benefit at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 47 of this Prospectus.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

      EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT A CREDIT ENHANCEMENT. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE: MAY 1, 2005

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

                                TABLE OF CONTENTS

                                                          Page
DEFINITIONS...........................................      4

SUMMARY...............................................      5
   Purpose of the Contract............................      5
   The Separate Account and the Underlying Funds......      5
   Fixed Account......................................      5
   Purchase Payments..................................      5
   Credit Enhancement................................       5
   Contract Benefits..................................      5
   Free-Look Right....................................      5
   Charges and Deductions.............................      5
   Tax-Free Exchanges.................................      7
   Contacting the Company.............................      7

EXPENSE TABLES........................................      8
   Contract Owner Transaction Expenses................      8
   Periodic Expenses..................................      8
   Example............................................      8

CONDENSED FINANCIAL INFORMATION.......................     10

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
AND THE UNDERLYING FUNDS..............................     17
   Security Benefit Life Insurance Company............     17
   Published Ratings..................................     17
   Separate Account...................................     17
   Underlying Funds...................................     17

THE CONTRACT..........................................     19
   General............................................     19
   Application for a Contract.........................     19
   Purchase Payments..................................     19
   Credit Enhancement.................................     20
   Allocation of Purchase Payments....................     20
   Dollar Cost Averaging Option.......................     21
   Asset Reallocation Option..........................     21
   Transfers of Contract Value........................     22
   Contract Value.....................................     24
   Determination of Contract Value....................     24
   Cut-Off Times......................................     25
   Full and Partial Withdrawals.......................     25
   Systematic Withdrawals.............................     26
   Free-Look Right....................................     26
   Death Benefit......................................     26
   Distribution Requirements..........................     27
   Death of the Annuitant.............................     27

CHARGES AND DEDUCTIONS................................     27
   Contingent Deferred Sales Charge...................     27
   Waiver of Withdrawal Charge........................     28
   Mortality and Expense Risk Charge..................     28
   Optional Annual Stepped Up Death Benefit Charge....     29
   Administration Charge..............................     29
   Account Administration Charge......................     29
   Premium Tax Charge.................................     29
   Loan Interest Charge...............................     29
   Other Charges......................................     29
   Variations in Charges..............................     29
   Guarantee of Certain Charges.......................     29
   Underlying Fund Expenses...........................     30

ANNUITY PERIOD........................................     30
   General............................................     30
   Annuity Options....................................     31
   Selection of an Option.............................     31

THE FIXED ACCOUNT.....................................     32
   Interest...........................................     32
   Death Benefit......................................     33
   Contract Charges...................................     33
   Transfers and Withdrawals from the Fixed Account...     33
   Payments from the Fixed Account....................     33

MORE ABOUT THE CONTRACT...............................     33
   Ownership..........................................     33
   Designation and Change of Beneficiary..............     34
   Dividends..........................................     34
   Payments from the Separate Account.................     34
   Proof of Age and Survival..........................     34
   Misstatements......................................     34
   Loans..............................................     34
   Restrictions on Withdrawals from Qualified Plans...     35

   Restrictions Under the Texas
     Optional Retirement Program......................     36
FEDERAL TAX MATTERS...................................     36
   Introduction.......................................     36
   Tax Status of Security Benefit and the Separate
     Account..........................................     36
   Income Taxation of Annuities in General --
     Non-Qualified Plans..............................     37
   Additional Considerations..........................     38
   Qualified Plans....................................     39

OTHER INFORMATION.....................................     42
   Voting of Underlying Fund Shares...................     42
   Substitution of Investments........................     42
   Changes to Comply with Law and Amendments..........     43
   Reports to Owners..................................     43
   Electronic Privileges..............................     43
   State Variations...................................     43
   Legal Proceedings..................................     44
   Sale of the Contract...............................     44

   Legal Matters......................................     46

PERFORMANCE INFORMATION...............................     46

ADDITIONAL INFORMATION................................     47
   Registration Statement.............................     47
   Financial Statements...............................     47

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION........................................     47

OBJECTIVES FOR UNDERLYING FUNDS.......................     48

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION PERIOD -- The period commencing on the Contract Date and ending on the Annuity Start Date or, if earlier, when you terminate the Contract, either through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADMINISTRATIVE OFFICE -- The Annuity Administration Department of Security Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ANNUITANT -- The person that you designate to receive annuity payments. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments are to begin.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      CONTRACT DATE -- The date shown as the Contract Date in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT DEBT -- The unpaid loan balance including loan interest.

      CONTRACTOWNER OR OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      CONTRACT VALUE -- The total value of a Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set asidein the loan account to secure loans as of any Valuation Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      CREDIT ENHANCEMENT -- An amount added to Contract Value at the time a Purchase Payment is applied.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint
Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      FIXED ACCOUNT -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      GUARANTEED RATE -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

      HOSPITAL -- An institution that is licensed as such by the Joint Commission of Accreditation of Hospitals, or any lawfully operated institution that provides in-patient treatment of sick and injured persons through medical, diagnostic and surgical facilities directed by physicians and 24 hour nursing services.

      PARTICIPANT -- A Participant under a Qualified Plan.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      QUALIFIED SKILLED NURSING FACILITY -- A facility licensed by the state to provide on a daily basis convalescent or chronic care for in-patients who, by reason of infirmity or illness, are not able to care for themselves.

      SEPARATE ACCOUNT -- The Variable Annuity Account VIII. A separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      TERMINAL ILLNESS -- An incurable condition that with a degree of medical certainty will result in death within one year.

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.


      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If a withdrawal is made pursuant to a waiver of withdrawal charge, the Company will further reduce Contract Value by the amount of any Credit Enhancements applied during the 12 months preceding the withdrawal. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

      PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract ("Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan").

      THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund.

      You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

      FIXED ACCOUNT -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company, which may not be less than the Guaranteed Rate. See "The Fixed Account."

      PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. See "Purchase Payments."

      CREDIT ENHANCEMENT -- We will add an amount called a Credit Enhancement to your Contract Value each time you make a Purchase Payment.

      CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59-1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

      FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments (not including any Credit Enhancements) allocated to the Fixed Account. The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

      CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a withdrawal charge). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and corresponding Credit Enhancements that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make and its corresponding Credit Enhancement is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

PURCHASE PAYMENT     WITHDRAWAL
 AGE (IN YEARS)        CHARGE
----------------     ----------
   1                     7%
   2                     7%
   3                     6%
   4                     6%
   5                     5%
   6                     4%
   7                     3%
   8 and over            0%

      The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments paid and Credit Enhancements added under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least 7 years. Subject to insurance department approval, the Company will also waive the withdrawal charge on a full or partial withdrawal if the Owner has been diagnosed with a Terminal Illness, or upon confinement to a Hospital or Qualified Skilled Nursing Facility for 90 consecutive days or more. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 1.25% of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge."

      OPTIONAL ANNUAL STEPPED UP DEATH BENEFIT CHARGE. If you elect the annual stepped up death benefit, the Company deducts a daily charge from the assets of each Subaccount for this benefit equal to an annual rate of 0.20% of each Subaccount's average daily net assets. You may elect this optional death benefit in the application. See "Optional Annual Stepped Up Death Benefit Charge."

      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

      ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 on each annual contract anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The charge will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the contract value is allocated among those accounts. See "Account Administration Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon full withdrawal if a premium tax was incurred by the Company and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      LOAN INTEREST CHARGE. The Company charges an effective annual interest rate on a loan equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). The Company also will credit the amount in the loan account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of the Fund shares. For a description of these charges and expenses, see the prospectus for each Underlying Fund.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-888-2461.

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

   Sales Load on Purchase Payments                                                                          None

   Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)               7%(1)

   Transfer Fee (per transfer)                                                                              None

PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the
Contract, not including fees and expenses of the Underlying Funds.

   Account Administration Charge                                                                            $ 30(2)

   Net Loan Interest Charge(4)                                                                               2.5%

   Separate Account Annual Expenses (as a percentage of average Contract Value)

     Annual Mortality and Expense Risk Charge                                                               1.25%

     Annual Administration Charge                                                                           0.15%

     Optional Annual Stepped Up Death Benefit Charge                                                        0.20%

     Total Separate Account Annual Expenses                                                                 1.60%(3)

1 The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments and corresponding Credit Enhancements have been held under the Contract. A free withdrawal is available equal to (1) 10% of Purchase Payments in the first Contract Year, and (2) 10% of Contract Value as of the beginning of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

2 A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) when a Contract has been in force for less than a full year; (3) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (4) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

3 If you do not elect the optional annual stepped up death benefit, your total annual separate account expenses would be 1.40%.

4 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (5.5%, or 5.0% if your Contract was issued on or after January 4, 1999) and the amount of interest the Company credits to the loan account, which is credited at the Guaranteed Rate.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

                                    MINIMUM       MAXIMUM
                                    -------       -------
Total Annual Underlying Fund
Operating Expenses(1)                0.65%        11.52%

1 Expenses deducted from Underlying Fund assets include management fees, distribution fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2004, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses.

2 Total Annual Underlying Fund Operating Expenses after expense reimbursement is 1.20%. The Underlying Fund's adviser has contractually agreed, for the Underlying Fund's current fiscal year, to reduce Total Annual Underlying Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expense and Trustees' fees, 1.20% of average daily net assets. Under the Expense Limitation Agreement, the Underlying Fund's adviser may recoup these waivers and reimbursement in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                             1        3        5       10
                            YEAR    YEARS    YEARS   YEARS
                            ----    -----    -----   -----
If you surrender your
Contract at the end of
the applicable time
period                     $1,860   $3,913   $5,658  $8,855

If you do not surrender
or annuitize your
Contract                    1,259    3,478    5,351   8,855

CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values for the Contract issued without the annual stepped up death benefit. The values are for each of the years in the period ended December 31, 2004, as well as ending accumulation units outstanding under each Subaccount.

                                                                2004   2003  2002  2001  2000(1)
                                                              -------  ----  ----  ----  -------
AIM V.I. BASIC VALUE SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................       10.00
   End of period.........................................       10.49
Accumulation units outstanding at the end of period......      28,175

AIM V.I. HEALTH SCIENCES SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................       10.00
   End of period.........................................       10.04
Accumulation units outstanding at the end of period......      11,479

AIM V.I. MID CAP CORE EQUITY SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................       10.00
   End of period.........................................       10.73
Accumulation units outstanding at the end of period......      15,792

AIM V.I. REAL ESTATE SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................    $  10.00
   End of period.........................................    $  12.63
Accumulation units outstanding at the end of period......      15,832

AMERICAN CENTURY VP ULTRA SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................    $  10.00
   End of period.........................................    $  10.41
Accumulation units outstanding at the end of period......      35,367

AMERICAN CENTURY VP VALUE SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................    $ 10.00
   End of period.........................................    $ 10.86
Accumulation units outstanding at the end of period......     14,443

DREYFUS VIF INTERNATIONAL VALUE SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................    $ 10.00
   End of period.........................................    $ 11.33
Accumulation units outstanding at the end of period......     65,027

OPPENHEIMER MAIN STREET SMALL CAP SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................    $ 10.00
   End of period.........................................    $ 11.03
Accumulation units outstanding at the end of period......      5,515

PIMCO VIT ALL ASSET SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................    $ 10.00
   End of period.........................................    $ 10.73
Accumulation units outstanding at the end of period......     13,723

                                                                2004      2003      2002      2001     2000(1)
                                                              --------  --------  --------  --------  --------
PIMCO VIT LOW DURATION SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................     $  10.00
   End of period.........................................     $  10.00
Accumulation units outstanding at the end of period......       11,045

PIMCO VIT REAL RETURN SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................     $  10.00
   End of period.........................................     $  10.53
Accumulation units outstanding at the end of period......       33,226

RYDEX VT SECTOR ROTATION SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................     $  10.00
   End of period.........................................     $  10.25
Accumulation units outstanding at the end of period......        5,733

EQUITY SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $  18.03  $  15.03  $  20.08  $  22.99  $  26.71
   End of period.........................................     $  19.16  $  18.03  $  15.03  $  20.08  $  22.99
Accumulation units outstanding at the end of period......      125,020   136,542   121,689   146,947    70,541

LARGE CAP VALUE SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $  15.98  $  12.58  $  16.82  $  18.08  $  19.65
   End of period.........................................     $  17.46  $  15.98  $  12.58  $  16.82  $  18.08
Accumulation units outstanding at the end of period......      204,733   173,237   164,561   116,883    30,073

MONEY MARKET SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $  12.58  $  12.69  $  12.72  $  12.43  $  11.89
   End of period.........................................     $  12.49  $  12.58  $  12.69  $  12.72  $  12.43
Accumulation units outstanding at the end of period......      175,918   265,025   355,504   231,770   232,622

GLOBAL SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $  23.71  $  16.76  $  22.00  $  25.43  $  24.88
   End of period.........................................     $  27.77  $  23.71  $  16.76  $  22.00  $  25.43
Accumulation units outstanding at the end of period......      275,328   255,163   201,659   229,636   147,937

DIVERSIFIED INCOME SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $  15.38  $  15.12  $  14.03  $  13.28  $  12.40
   End of period.........................................     $  15.74  $  15.38  $  15.12  $  14.03  $  13.28
Accumulation units outstanding at the end of period......      535,491   448,185   506,746   347,256    79,689

LARGE CAP GROWTH SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $   5.79  $   4.74  $   6.59  $   7.90  $  10.00
   End of period.........................................     $   5.90  $   5.79  $   4.74  $   6.59  $   7.90
Accumulation units outstanding at the end of period......      343,049   729,072   595,846   200,421   124,017

ENHANCED INDEX SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $   8.09  $   6.42  $   8.45  $   9.85  $  11.13
   End of period.........................................     $   8.76  $   8.09  $   6.42  $   8.45  $   9.85
Accumulation units outstanding at the end of period......      167,157   216,059   212,637   203,955    88,033

                                                                2004      2003      2002      2001    2000(1)
                                                              --------  --------  --------  --------  --------
MID CAP GROWTH SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $  31.46  $  20.41  $  29.36  $  34.99  $  30.38
   End of period.........................................     $  34.16  $  31.46  $  20.41  $  29.36  $  34.99
Accumulation units outstanding at the end of period......      198,381   224,328   209,856   234,083   155,033

MANAGED ASSET ALLOCATION SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $  17.38  $  14.23  $  15.97  $  17.06  $  17.46
   End of period.........................................     $  18.98  $  17.38  $  14.23  $  15.97  $  17.06
Accumulation units outstanding at the end of period......      137,307   130,408   167,814   240,542    68,243

EQUITY INCOME SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $  22.28  $  18.04  $  21.13  $  21.15  $  19.00
   End of period.........................................     $  25.13  $  22.28  $  18.04  $  21.13  $  21.15
Accumulation units outstanding at the end of period......      199,612   167,901   202,426   184,494    45,545

HIGH YIELD SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $  14.66  $  12.22  $  12.34  $  11.99  $  12.35
   End of period.........................................     $  16.14  $  14.66  $  12.22  $  12.34  $  11.99
Accumulation units outstanding at the end of period......      150,618   308,226   197,836    56,268    20,528

SMALL CAP VALUE SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $  17.49  $  11.75  $  12.81  $  10.64  $  10.00
   End of period.........................................     $  20.76  $  17.49  $  11.75  $  12.81  $  10.64
Accumulation units outstanding at the end of period......      198,373   225,104   217,314   212,744    63,965

SOCIAL AWARENESS SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $  18.45  $  15.09  $  19.61  $  22.88  $  26.64
   End of period.........................................     $  19.13  $  18.45  $  15.09  $  19.61  $  22.88
Accumulation units outstanding at the end of period......       50,589    68,463    79,860    80,829    55,896

MID CAP VALUE SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $  32.65  $  21.46  $  25.33  $  23.12  $  17.53
   End of period.........................................     $  40.88  $  32.65  $  21.46  $  25.33  $  23.12
Accumulation units outstanding at the end of period......      240,483   211,524   233,584   251,267    70,102

MAIN STREET GROWTH AND INCOME(R) SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $   7.85  $   6.31  $   7.93  $   8.93  $  10.00
   End of period.........................................     $   8.42  $   7.85  $   6.31  $   7.93  $   8.93
Accumulation units outstanding at the end of period......      318,809   341,214   404,232   319,222   137,862

SMALL CAP GROWTH SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $  13.87  $   8.99  $  12.41  $  17.45  $  19.39
   End of period.........................................     $  16.02  $  13.87  $   8.99  $  12.41  $  17.45
Accumulation units outstanding at the end of period......      185,907   201,680   187,001   202,056   105,991

                                                               2004       2003      2002     2001     2000(1)
                                                              -------   -------   -------   -------   -------
SELECT 25 SUBACCOUNT

Accumulation unit value:
   Beginning of period...................................     $   7.56  $   6.51  $   9.00  $  10.14  $ 12.25
   End of period.........................................     $   8.33  $   7.56  $   6.51  $   9.00  $ 10.14
Accumulation units outstanding at the end of period......      102,642   115,722   182,467   193,335   56,908

ALPHA OPPORTUNITY SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................     $ 10.00
   End of period.........................................     $ 10.74
Accumulation units outstanding at the end of period......      10,621

1     Inception date of May 1, 2000.

2 Accumulation unit values for these Subaccounts are for the period February 11, 2004 (the date first publicly offered) to December 31, 2004.

      The following condensed financial information presents accumulation unit values for the Contract issued with the annual stepped up death benefit. The values are for each of the years in the period ended December 31, 2004, as well as ending accumulation units outstanding under each Subaccount.

                                                                2004     2003     2002    2001    2000(1)
                                                              -------  -------  -------  -------  -------
AIM V.I. BASIC VALUE SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................     $ 10.00
   End of period.........................................     $ 10.47
Accumulation units outstanding at the end of period......           0

AIM V.I. HEALTH SCIENCES SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................     $ 10.00
   End of period.........................................     $ 10.02
Accumulation units outstanding at the end of period......         412

AIM V.I. MID CAP CORE EQUITY SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................     $ 10.00
   End of period.........................................     $ 10.71
Accumulation units outstanding at the end of period......         339

AIM V.I. REAL ESTATE SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................     $ 10.00
   End of period.........................................     $ 12.61
Accumulation units outstanding at the end of period......         853

AMERICAN CENTURY VP ULTRA SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................     $ 10.00
   End of period.........................................     $ 10.39
Accumulation units outstanding at the end of period......       5,977

AMERICAN CENTURY VP VALUE SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period...................................     $ 10.00
   End of period.........................................     $ 10.84
Accumulation units outstanding at the end of period......         681

                                                             2004          2003          2002          2001         2000(1)
                                                            -------       -------       -------       -------       --------
DREYFUS VIF INTERNATIONAL VALUE SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period ...............................      $    10.00
   End of period .....................................      $    11.30
Accumulation units outstanding at the end of period...          10,347

OPPENHEIMER MAIN STREET SMALL CAP SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period ...............................      $    10.00
   End of period .....................................      $    11.01
Accumulation units outstanding at the end of period...               0

PIMCO VIT ALL ASSET SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period ...............................      $    10.00
   End of period .....................................      $    10.71
Accumulation units outstanding at the end of period...               0

PIMCO VIT LOW DURATION SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period ...............................      $    10.00
   End of period .....................................      $     9.98
Accumulation units outstanding at the end of period...             681

PIMCO VIT REAL RETURN SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period ...............................      $    10.00
   End of period .....................................      $    10.52
Accumulation units outstanding at the end of period...               0

RYDEX VT SECTOR ROTATION SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period ...............................      $    10.00
   End of period .....................................      $    10.23
Accumulation units outstanding at the end of period...             584

EQUITY SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................      $     7.00    $     5.85    $     7.83    $     8.98    $    10.00
   End of period .....................................      $     7.43    $     7.00    $     5.85    $     7.83    $     8.98
Accumulation units outstanding at the end of period...          13,790        30,086        30,678        35,963        26,958

LARGE CAP VALUE SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................      $     9.05    $     7.14    $     9.56    $    10.30    $    10.00
   End of period .....................................      $     9.87    $     9.05    $     7.14    $     9.56    $    10.30
Accumulation units outstanding at the end of period...          30,868        51,970        33,781        21,283        12,568

MONEY MARKET SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................      $    10.24    $    10.35    $    10.39    $    10.18    $    10.00
   End of period .....................................      $    10.15    $    10.24    $    10.35    $    10.39    $    10.18
Accumulation units outstanding at the end of period...          42,468        64,046        56,464        53,794        29,872

GLOBAL SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................      $     8.93    $     6.33    $     8.32    $     9.64    $    10.00
   End of period .....................................      $    10.44    $     8.93    $     6.33    $     8.32    $     9.64
Accumulation units outstanding at the end of period...          73,537        58,478        65,871        63,399        17,689

                                                            2004          2003          2002          2001         2000(1)
                                                          -------       -------       -------       -------       --------
DIVERSIFIED INCOME SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................    $    12.12    $    11.94    $    11.10    $    10.53    $    10.00
   End of period .....................................    $    12.38    $    12.12    $    11.94    $    11.10    $    10.53
Accumulation units outstanding at the end of period...        47,300        50,453        62,246        63,563         2,211

LARGE CAP GROWTH SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................    $     5.81    $     4.76    $     6.64    $     7.98    $    10.00
   End of period .....................................    $     5.91    $     5.81    $     4.76    $     6.64    $     7.98
Accumulation units outstanding at the end of period...        36,791        58,869        77,987        18,719        11,137

ENHANCED INDEX SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................    $     7.44    $     5.92    $     7.81    $     9.12    $    10.00
   End of period .....................................    $     8.05    $     7.44    $     5.92    $     7.81    $     9.12
Accumulation units outstanding at the end of period...        16,692        14,974        15,219        15,058         2,974

MID CAP GROWTH SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................    $     9.39    $     6.10    $     8.79    $    10.50    $    10.00
   End of period .....................................    $    10.17    $     9.39    $     6.10    $     8.79    $    10.50
Accumulation units outstanding at the end of period...        88,756        77,984        83,957        59,744        30,327

MANAGED ASSET ALLOCATION SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................    $     9.91    $     8.13    $     9.14    $     9.79    $    10.00
   End of period .....................................    $    10.80    $     9.91    $     8.13    $     9.14    $     9.79
Accumulation units outstanding at the end of period...        15,381        13,737        42,472        35,028         5,926

EQUITY INCOME SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................    $    11.95    $     9.70    $    11.38    $    11.42    $    10.00
   End of period .....................................    $    13.46    $    11.95    $     9.70    $    11.38    $    11.42
Accumulation units outstanding at the end of period...        44,707        34,683        40,878        21,106         6,253

HIGH YIELD SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................    $    11.96    $     9.99    $    10.11    $     9.84    $    10.00
   End of period .....................................    $    13.14    $    11.96    $     9.99    $    10.11    $     9.84
Accumulation units outstanding at the end of period...        18,729        20,328        40,304        28,498         1,338

SMALL CAP VALUE SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................    $    18.05    $    12.15    $    13.27    $    11.04    $    10.00
   End of period .....................................    $    21.37    $    18.05    $    12.15    $    13.27    $    11.04
Accumulation units outstanding at the end of period...        24,324        24,020        25,977        23,074         6,086

SOCIAL AWARENESS SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................    $     6.95    $     5.70    $     7.42    $     8.67    $    10.00
   End of period .....................................    $     7.19    $     6.95    $     5.70    $     7.42    $     8.67
Accumulation units outstanding at the end of period...        12,463        12,523        16,215        15,416        10,088

MID CAP VALUE SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................    $    16.11    $    10.61    $    12.55    $    11.48    $    10.00
   End of period .....................................    $    20.13    $    16.11    $    10.61    $    12.55    $    11.48
Accumulation units outstanding at the end of period...        51,293        48,550        63,618        40,030        22,683

                                                              2004          2003          2002          2001        2000(1)
                                                            -------       -------       -------       -------       --------
MAIN STREET GROWTH AND INCOME(R) SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................     $     7.95    $     6.40    $     8.05    $     9.09    $    10.00
   End of period .....................................     $     8.50    $     7.95    $     6.40    $     8.05    $     9.09
Accumulation units outstanding at the end of period...         38,425        36,698        41,282        60,109        18,941

SMALL CAP GROWTH SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................     $     7.27    $     4.72    $     6.53    $     9.20    $    10.00
   End of period .....................................     $     8.38    $     7.27    $     4.72    $     6.53    $     9.20
Accumulation units outstanding at the end of period...         35,695        33,479        37,609        26,656        14,004

SELECT 25 SUBACCOUNT

Accumulation unit value:
   Beginning of period ...............................     $     6.39    $     5.52    $     7.64    $     8.62    $    10.00
   End of period .....................................     $     7.02    $     6.39    $     5.52    $     7.64    $     8.62
Accumulation units outstanding at the end of period...         14,529        14,533        18,990        14,899         6,611

ALPHA OPPORTUNITY SUBACCOUNT(2)

Accumulation unit value:
   Beginning of period ...............................     $    10.00
   End of period .....................................     $    10.72
Accumulation units outstanding at the end of period...            131

1  Inception date of May 1, 2000.

2 Accumulation unit values for these Subaccounts are for the period February 11, 2004 (the date first publicly offered) to December 31, 2004.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Contractowners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.

      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2004, the Company had total assets of approximately $11.3 billion. Together with its subsidiaries, the Company has total funds under management of approximately $14.7 billion.

      The Principal Underwriter for the Contracts is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker/dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Corporation, a financial services holding company.

PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on September 12, 1994. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY. ADMINISTRATIVE, MARKETING, AND SUPPORT SERVICE PAYMENTS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in consideration for distribution, administrative, marketing, and other services the Company (or its affiliates) provides. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, issuing, distributing, and administering the Contract.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The Company and SDI anticipate they will receive 12b-1 fees of either 0% or 0.25% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

Administrative Payments. The Company (or its affiliates) also receives from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds a servicing fee for administrative and other services the Company (or its affiliates) provides relating to Separate Account operations. These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Payments of fees under these agreements do not increase the fees or expenses paid by the Underlying Funds or their shareholders. The Company and its affiliates anticipate they will receive administrative payments that range from 0% to 0.45% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

      The Company and its affiliates, including SDI, anticipate they will receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and administrative payments that range in total from 0.25% to a maximum of 0.55% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the

Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will compensate the Company for providing administrative, marketing, and support services, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408, and (2) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Qualified Plan, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 80. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

CREDIT ENHANCEMENT -- The Company may add a Credit Enhancement to your Contract Value at the time each Purchase Payment is applied to the Contract. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as the applicable Purchase Payment. The amount of a Credit Enhancement is determined at the time each Purchase Payment is applied as a percentage of that Purchase Payment. The percentage applicable to each Purchase Payment is based upon the total Purchase Payments made into the Contract, including the current Purchase Payment, less the total withdrawals, including any withdrawal charges, as of the date of the Purchase Payment. The applicable percentage is set forth in the following table:

TOTAL PURCHASE PAYMENTS,                 CREDIT
LESS WITHDRAWALS AND WITHDRAWAL        ENHANCEMENT
CHARGES                                    NT
-------------------------------        -----------
Less than $10,000.................          0%
At least $10,000 but less than
   $1,000,000.....................          4%
$1,000,000 or more................          5%

      For example, if you make an initial Purchase Payment of $10,000, the Company would add to your Contract Value a Credit Enhancement of $400 (i.e., 4% of $10,000). If you later made a Withdrawal of $5,000 and then made a Purchase Payment of $1,000, no Credit Enhancement would be paid on that Purchase Payment, because your total Purchase Payments of $11,000 less withdrawals of $5,000 would be less than $10,000. Under the table above, no Credit Enhancement would be payable.

      The Credit Enhancement will be forfeited under certain circumstances. The amount returned if you exercise your right to return the Contract during the free look period will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the nursing home or terminal illness waivers, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit."

      The Company expects to make a profit from the Credit Enhancement. Credit Enhancements are funded by a higher withdrawal charge and a less generous death benefit relative to certain other contracts issued by the Company. If this Contract is surrendered you may incur higher withdrawal charges for a longer period of time than would have been the case with a contract without a Credit Enhancement. In addition, a contract without a Credit Enhancement might offer a greater death benefit than that available under this Contract.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments and Credit Enhancements will be allocated. Purchase Payments and Credit Enhancements will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the

Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      An Asset Reallocation/Dollar Cost Averaging Request form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset
Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer or among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation/Dollar Cost Averaging in proper order. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

      The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      The Company generally does not limit the frequency of transfers, although the Company reserves the right to limit the number of transfers to 14 in a Contract Year. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or

Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

-     the total dollar amount being transferred;

-     the number of transfers you made within the previous 12 months;

-     transfers to and from (or from and to) the same Subaccount;

- whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company will send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter. In addition, the Company will require that you submit transfer requests in writing via regular U.S. mail for a 90-day period if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period, as follows.

                                                                                  NUMBER OF
                                                                                    ROUND
                                                                                    TRIPS
                                SUBACCOUNT                                        TRANSFERS*
--------------------------------------------------------------------------------  ----------
SBL Money Market                                                                  Unlimited

PIMCO VIT All Asset, Rydex VT Sector Rotation                                         6

AIM V.I. Basic Value, AIM V.I. Health Sciences, AIM V.I. Mid Cap Core Equity,         4
AIM V.I. Real Estate, Dreyfus VIF International Value, Oppenheimer Main Street
Small Cap Fund, PIMCO VIT Low Duration, PIMCO VIT Real Return, SBL Alpha
Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity
Income, SBL Global, SBL High Yield, SBL Large Cap Growth, SBL Large Cap Value,
SBL Main Street Growth and Income, SBL Managed Asset Allocation, SBL Mid Cap
Growth, SBL Mid Cap Value, SBL Select 25, SBL Small Cap Growth, SBL Small Cap
Value, SBL Social Awareness

American Century VP Ultra, American                                                   2

Century  VP Value

*Number of round trip transfers in any 12-month period that will trigger a letter requiring that you submit transfer requests in writing via regular U.S.
mail for a 90-day period that begins on the date of the letter.

      In addition to the Company's own frequent transfer procedures, managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from

Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the SBL Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity.

      Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value," below. Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- The Contract Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Contract Value, the interest credited to the Fixed Account, payment of Purchase Payments and any corresponding Credit Enhancements, the amount of any outstanding Contract Debt, partial withdrawals, and the charges assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Fund. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is received.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central time. Transactions received after that time on any Valuation Date will be effected at the Accumulation Unit Value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract, and (5) the administration charge under the Contract.

CUT-OFF TIMES -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5 through 7. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper Withdrawal Request form must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than eight years), any pro rata account administrative charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If a withdrawal is made pursuant to a waiver of withdrawal charge, the Company will further reduce Contract Value by the amount of any Credit Enhancements applied during the 12 months preceding the withdrawal.

      The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to affect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, and national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, the Contract Value will be reduced by an amount equal to the payment or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See "Premium Tax Charge." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $5,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the loan account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Contractowner's instructions to the Company. If a Contractowner does not specify the allocation, the Company will deduct the withdrawal from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59-1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b), 408 or

408A of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its Administrative Office. This option may be elected at any time. A Contractowner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. A Contractowner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Contractowner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will affect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to the Contractowner's Contract Value in the Subaccounts and the Fixed Account, as directed by the Contractowner. If a Contractowner does not specify the allocation, the systematic withdrawal will be deducted in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59-1/2. See "Restrictions on Withdrawals from Qualified Plans", "Restrictions on Withdrawals from Qualified Plans" and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. The Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account, plus the Contract Value in the Subaccounts, plus any charges deducted from Contract Value in the Subaccounts, less the Contract Value attributable to any Credit Enhancements. The Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value in those states and circumstances that require it to do so.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Start Date, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner prior to the Annuity Start Date and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of the Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.

      If an Owner dies during the Accumulation Period, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including Credit Enhancements), less any reductions caused by previous withdrawals, including withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company less any Credit

      Enhancements applied during the 12 months prior to the date of the Owner's death.

If you purchased the optional annual stepped up death benefit and an Owner dies during the Accumulation Period, the amount of your death benefit will be the greater of 1 above, 2 above, or the annual stepped up death benefit. The annual stepped up death benefit is the largest result for the following calculation as of the Valuation Date of receipt of due proof of death and instructions regarding payment of the death benefit:

- The largest of 1 or 2 above on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

- Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

- Any withdrawals and withdrawal charges made since the applicable anniversary; less

- Any Credit Enhancements applied during the 12 months preceding the date of the Owner's death.

      In any event, if an Owner dies during the Accumulation Period and due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value reduced by any Credit Enhancements applied during the 12 months prior to the date of the Owner's death as described in item 2 above.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a withdrawal charge) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

      The withdrawal charge generally applies to the amount of any withdrawal attributable to Purchase Payments and corresponding Credit Enhancements that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. For the purpose of determining any withdrawal charge, the Company deems any withdrawals that are subject to the withdrawal charge to be made first from Purchase Payments and a proportionate amount of the applicable Credit Enhancement, then from earnings. Free withdrawal amounts do not reduce Purchase Payments and Credit

Enhancements for the purpose of determining future withdrawal charges.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make and its corresponding Credit Enhancement is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                                  WITHDRAWAL
PURCHASE PAYMENT AGE (IN YEARS)     CHARGE
-------------------------------   ----------
            1                         7%
            2                         7%
            3                         6%
            4                         6%
            5                         5%
            6                         4%
            7                         3%
       8 and over                     0%

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments paid and Credit Enhancements added under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds;
(2) certain systematic withdrawals; or (3) annuity options that provide for payments for life, or a period of at least 7 years. Subject to insurance department approval, the withdrawal charge also will be waived on a full or partial withdrawal if the Owner has been diagnosed with a Terminal Illness, or upon confinement to a Hospital or Qualified Skilled Nursing Facility for 90 consecutive days or more. See "Waiver of Withdrawal Charge," below. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

WAIVER OF WITHDRAWAL CHARGE -- The Company will waive the withdrawal charge on any full or partial withdrawal in the event of confinement of the Owner to a hospital or nursing facility or diagnosis of a terminal illness, as discussed below.

      The Company will waive the withdrawal charge in the event of confinement to a Hospital or Nursing Facility, provided the following conditions are met:
(1) the Contractowner has been confined to a "hospital" or "qualified skilled nursing facility" (see "Definitions") for at least 90 consecutive days prior to the date of the withdrawal; (2) the Contractowner is so confined when the Company receives the waiver request and became so confined after the date the Contract was issued; and (3) the request for waiver submitted to the Company is accompanied by a properly completed claim form which may be obtained from the Company and a written physician's statement acceptable to the Company certifying that such confinement is a medical necessity and is due to illness or infirmity.

      The Company will also waive the surrender charge due to Terminal Illness provided the following conditions are met: (1) the Contractowner has been diagnosed by a licensed physician with a "terminal illness" (as defined on page
5); (2) such illness was first diagnosed after the Contract was issued; and (3) a request for waiver is submitted to the Company accompanied by a properly completed claim form that may be obtained from the Company and a written statement by a licensed physician certifying that the Owner has been diagnosed with a terminal illness and the date such diagnosis was first made.

      In the event of a withdrawal under these terms you would forfeit all or part of any Credit Enhancements applied during the 12 months preceding the withdrawal. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. For example a withdrawal of $50,000 relative to $100,000 in Purchase Payments made in the 12 months preceding the withdrawal would result in forfeiture of 50% of the Credit Enhancements applied during that 12-month period. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal.

      This means you will not keep all or part of any amounts we add as Credit Enhancements during the 12 months preceding the withdrawal.

      The Company reserves the right to have the Contractowner examined by a physician of its choice and at its expense to determine if the Contractowner is eligible for a waiver. The waivers are not available in certain states pending department of insurance approval. If a waiver is later approved by the insurance department of a state, the Company intends to make the waiver available to all Contractowners in that state at that time, but there can be no assurance that the waiver will be approved. The terminal illness waiver is not available to Contractowners residing in New Jersey. Prospective Contractowners should contact their agent concerning availability of the waivers in their state.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contracts. The charge is equal to an annual rate of 1.25% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses.

OPTIONAL ANNUAL STEPPED UP DEATH BENEFIT CHARGE -- If you purchase the annual stepped up death benefit, the Company deducts a daily charge from the assets of each Subaccount for this benefit equal to an annual rate of 0.20% of each Subaccount's average daily net assets. You may elect this optional death benefit in the application. See "Death Benefit" for a description of the optional annual stepped up death benefit.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to reimburse the Company for the expenses associated with administration of the Contracts and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 at each Contract anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted.

      The charge will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among those accounts.

      The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) when the contract has been in force for less than a full year; (3) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (4) upon payment of a death benefit. The purpose of the charge is to reimburse the Company for the expenses associated with administration of the Contracts.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company generally deducts this charge upon the Annuity Start Date or upon full withdrawal if a premium tax was incurred and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

LOAN INTEREST CHARGE -- The Company charges an effective annual interest rate on a loan equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). The Company also will credit the amount in the loan account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contracts, or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and account administration charge for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.25% of each Subaccount's average daily net assets;

(2) the charge for the optional annual stepped up death benefit will not exceed an annual rate of 0.20% of each Subaccount's average daily net assets; (3) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (4) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms -- either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes and withdrawal charges, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contracts provide for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates. If no Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic option which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 120 months under Option 2.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency.

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Optionk, make partial withdrawals or surrender his or her annuity and receive a lump-sum settlement in lieu thereof. Under Annuity Options 5 through 7, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals) after the Annuity Start Date, subject to any applicable withdrawal charge, premium tax charge and pro rata account administration charge.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount

(per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to Fixed Annuity Payments, the amount of the Annuity Payment, and with respect to Variable Annuity Payments, the number of Annuity Units used to determine the Annuity Payment, is reduced as of the first Annuity Payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

      OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

      OPTION 7 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period which may be 5, 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax advisers. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the

Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70-1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70-1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

      For a Non-Qualified Plan, the Company does not allow annuity payments to be deferred beyond the Annuitant's 90th birthday.

THE FIXED ACCOUNT

      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Purchase Payments allocated to the Fixed Account will earn Credit Enhancements on the same basis as those allocated to the Subaccounts. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period. The Company may, in its sole discretion, anticipate changing the Current Rate from time to time.

      Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar

Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

      If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value in the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes and the annual account administration, optional annual stepped up death benefit and withdrawal charges will be the same for Contractowners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. The optional annual stepped up death benefit charge reduces the level of Current Interest by the amount of the charge. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is affected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

      If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Contractowners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a written request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the

Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner during the Accumulation Period. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the NYSE is closed other than customary weekend and holiday closings,

-     During which trading on the NYSE is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

      When an eligible contractowner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account." Amounts allocated to the Loan Account earn 3%, the minimum rate of interest guaranteed under the Fixed Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is 2.0% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

      Loans must be repaid within five years, unless the loan is to be used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Commencement Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment within 30 days of the due date for loans with a monthly repayment schedule or within 90 days of the due date for loans with a quarterly repayment schedule, your total outstanding loan balance will be deemed to be in default for tax reporting purposes. The entire loan balance, with any accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by the IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 -1/2. Once a loan has gone into default, regularly scheduled payments will not be accepted. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59-1/2. The Contract will be automatically terminated if the outstanding loan balance on a loan in default equals or exceeds the Withdrawal Value. The proceeds from the Contract will be used to repay the debt and any applicable withdrawal charge. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

      Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Contractowners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59-1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59-1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses or paying amounts needed to avoid eviction or foreclosure, that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Fund, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Contractowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Contractowner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL -- NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59-1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59-1/2, or
(b) before the taxpayer reaches age 59-1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consent that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, a Contractowner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      SECTION 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70-1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed within five years of the employee's death. However, the five-year rule will be deemed satisfied, if distributions begin before the close of the calendar year following the year of the employee's death to a designated beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70-1/2.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59-1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      SECTIONS 408 AND 408A. Traditional INDIVIDUAL RETIREMENT ANNUITIES.
Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) 100% of the individual's earned income or the applicable dollar amount as shown in the table below:

      TAX YEAR             AMOUNT
-------------------        ------
    2005 - 2007            $4,000
2008 and thereafter        $5,000

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $500 during the tax year of 2005, or $1,000 for the tax year 2006 or any tax year thereafter. However, if the individual is covered by an employer-sponsored retirement plan, the amount of the IRA contribution the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($70,000 for a married couple filing a joint return and $50,000 for a single taxpayer in 2005). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the Contractowner reaches age 70-1/2 -- the Contractowner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

      ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made over the beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distribution, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the individual's gross income until some future time.

      If any portion of the balance to the credit of a participant in a Section 403(b) plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, required minimum distributions, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distributions.

      An "eligible retirement plan" will be another retirement plan qualified under a Section 403(b) plan, a traditional individual retirement account or annuity described in Code Section 408.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the participant reaches age 59-1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59-1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRA plans) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the Underlying Fund held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Fund on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Fund in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Fund. Voting instructions may be cast in person or by proxy.

      Voting rights attributable to your Contract Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Contractowners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company's management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the

Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES -- You may request a transfer of Contract Value and may make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone if the proper form has been completed, signed, and filed at the Company's Administrative Office. You also may request a transfer of Contract Value electronically via facsimile or through the Company's Internet web site if you have authorized your financial representative to make financial transactions on your behalf. Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. Security Benefit's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI")is a party that are reasonably likely to materially affect the Separate Account, the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

      In 2003 and 2004, the SEC requested information from the Company relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. The Company responded to the information requests and is not aware of any problems with respect to such matters involving the Company, SDI, or the Separate Account.

      SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2004, 2003, and 2002, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $471,129, $379,171, and $544,369, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its general account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials (such as the one described below); however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE

SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

      The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2004 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
Vantage Securities, Inc.; Aquarius Fund Distributors, LLC; OFG Financial Services, Inc.; Brecek & Young Advisors, Inc.; Legend Equities Corp.; Morgan Keegan and Company, Inc.; Lincoln Investment Planning, Inc.; Butler Freeman Tally Financial Group, LLC; PacVest Associates, Inc.; and USA Financial Securities Corporation.

      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

      ADDITIONAL COMPENSATION PAID TO AFFILIATED SELLING BROKER-DEALERS. In addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of Contract in accordance with its respective internal compensation program.

      BONUS COMMISSION PAYMENT PROGRAM. During the period from January 1, 2005 through February 28, 2006, Security Distributors, Inc. ("SDI"), in connection with the Company, will offer a special "bonus" commission payment program pursuant to which SDI will pay additional commissions ("Promotional Payments") to certain selling firms whose registered representatives achieve certain target Purchase Payment levels under Contracts. Each selling firm determines, in its own discretion, whether to pay its registered representatives all or a portion of the Promotional Payments it receives.

      More specifically, the amount of a Promotional Payment is equal to 1.00% of "eligible Purchase Payments" made under Contracts attributable to a particular registered representative's sales. Eligible Purchase Payments include:

1. Initial Purchase Payments and all subsequent Purchase Payments made under a Contract between January 1, 2005 and February 28, 2006 pursuant to a salary reduction program, if the application for the Contract is received by the Company between January 1, 2005 and December 31, 2005; and

2. Initial or subsequent Purchase Payments made under a Contract between January 1, 2005 and February 28, 2006, if the initial or subsequent Purchase Payment was made in connection with an exchange of an existing variable annuity contract or variable life insurance policy occurring between January 1, 2005 and December 31, 2005.

Selling firms must meet certain minimum eligible Purchase Payment levels attributable to a particular registered representative's sales before qualifying for Promotional Payments.

      The higher the number of Contracts sold between January 1, 2005 and December 31, 2005 and/or the dollar amount of total Purchase Payments made between January 1, 2005 and February 28, 2006, the higher a selling firm's Promotional Payments may be. For example, if total eligible Purchase Payments attributable to your registered representative reach $1,000,000 by February 28, 2006, his or her selling firm will receive a promotional payment of $10,000. However, if total eligible Purchase Payments attributable to your registered representative reach $10,000,000 by February 28, 2006, his or her selling firm will receive a promotional payment of $100,000.

      SDI will not pay any Promotional Payments to a selling firm if a Contract:
(1) does not impose a contingent deferred sales charge or only imposes a contingent deferred sales charge during the first Contract Year; (2) was purchased in exchange for an existing variable annuity contract or variable life insurance policy issued by the Company or its affiliate; (3) was purchased in exchange for a variable annuity contract or variable life insurance policy issued by an insurance company not affiliated with the Company and the contingent deferred sales charge was waived as a result of the exchange; (4) was not purchased in connection with a Section 403(b) or 457 tax qualified retirement plan; (5) application was received by the Company prior to January 1, 2005 or after December 31, 2005; or (6) is owned by an individual who owns another Contract pursuant to which his or her selling firm is receiving Promotional Payments.

      The prospect of receiving, or the receipt of, Promotional Payments may provide selling firms and/or their registered representatives with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. For more information about Promotional Payments or any other compensation arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contracts under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect any credit enhancement and the deduction of the account administration charge, administration charge, mortality and expense risk charge and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contracts were not available for purchase until May 1, 2000, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account VIII at December 31, 2004, and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information contains more specific information and financial statements relating to the Company and its Subsidiaries. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

LIMITS ON PURCHASE PAYMENTS PAID UNDER
TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Section 408 and 408A

PERFORMANCE INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

There is no guarantee that any Underlying Fund will meet its investment objective.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUS. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

AIM VARIABLE INSURANCE FUNDS -- The AIM Variable Insurance Funds is an open-end investment company. Shares of the Fund's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as investment adviser and manager of the portfolios of the Fund.

      AIM V.I. BASIC VALUE FUND (SERIES II). AIM V.I. Basic Value Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital. The Fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the Fund's portfolio managers believe to be undervalued in relation to long-term earning power or other factors. The Fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments, all of which are issued by U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign issuers.

      AIM V.I. HEALTH SCIENCES FUND (SERIES I). AIM V.I. Health Sciences Fund (formerly INVESCO VIF Health Sciences Fund) (the "Fund") is a portfolio of the AIM Variable Insurance Funds (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed AIM .I. Global Health Care Fund).

      INVESTMENT OBJECTIVE: To seek capital growth. The Fund normally invests at least 80% of its assets in securities of health care industry companies.

      AIM V.I. MID CAP CORE EQUITY FUND (SERIES II). AIM V.I. Mid Cap Core Equity Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital. The Fund seeks this objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. In complying with the 80% investment requirement, the Fund may include synthetic instruments, which are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Fund considers a company to be a mid-cap company if it has a market capitalization at the time of purchase, within the range of market capitalizations of companies included in the Russell MidcapTM Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month The Fund may also invest up to 25% of its total assets in foreign securities.

      AIM V.I. REAL ESTATE FUND (SERIES I). AIM V.I. Real Estate Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds. INVESCO Institutional (N.A.), Inc., 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia, serves as the Fund's sub-adviser.

      INVESTMENT OBJECTIVE: To seek to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. -- The American Century Variable Portfolios, Inc.is a registered open-end management investment company. Shares of the Fund's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111, serves as investment adviser and manager of the series of American Century Variable Portfolios, Inc.

      AMERICAN CENTURY VP ULTRA(R) FUND (CLASS II). American Century VP Ultra Fund (the "Fund") is a series of American Century Variable Portfolios, Inc.

      INVESTMENT OBJECTIVE: To seek long-term capital growth. The Fund managers look for stocks of large companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. The managers use a bottom-up approach to select stocks to buy for the Fund. This means that the managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies, which present some unique risks. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally.

      AMERICAN CENTURY VP VALUE FUND (CLASS II). American Century VP Value Fund (the "Fund") is a series of American Century Variable Portfolios, Inc..

      INVESTMENT OBJECTIVE: To seek long-term capital growth. Income is a secondary objective. The Fund managers look for stocks of companies that they believe are undervalued at the time of purchase, using a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. Under normal market conditions, the Fund managers intend to keep at least 65% of the Fund's assets invested in U.S. equity securities at all times.

DREYFUS VARIABLE INVESTMENT FUND -- Dreyfus Variable Investment Fund ("Dreyfus VIF") is an open-end investment company. Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166, serves as investment adviser to the Portfolio.

      DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO (SERVICE CLASS). Dreyfus VIF International Value Portfolio (the "Portfolio") is a series of the Dreyfus Variable Investment Fund.

      INVESTMENT OBJECTIVE: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in securities of foreign companies which Dreyfus considers to be value companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. The Portfolio may invest in companies of any size. The Portfolio may also invest in companies located in emerging markets.

OPPENHEIMER VARIABLE ACCOUNT FUNDS -- The Oppenheimer Variable Account Funds is an open-end investment company. Shares of the Variable Account Funds' portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York, 10281, serves as investment adviser and manager of the series of the Oppenheimer Variable Account Funds.

      OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA (SERVICE CLASS). Oppenheimer Main Street Small Cap Fund (the "Fund") is a series of the Oppenheimer Variable Account Funds.

      INVESTMENT OBJECTIVE: To seek capital appreciation. The Fund invests mainly in common stocks of small-capitalization ("small cap") U.S. companies that OppenheimerFunds, Inc. believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of companies having a small market capitalization. These may include "growth" and/or "value" common stocks and other equity securities. The Fund incorporates a blended style of investing combining both growth and value styles. The Fund currently considers an issuer having a market capitalization of up to $2.5 billion to be a "small-cap" issuer. The Fund measures that capitalization at the time the Fund buys the security, and it is not required to sell the security if the issuer's capitalization grows above $2.5 billion. Over time, the Fund may change the range of assets it uses to define "small cap" issuers, as market conditions change.

PIMCO VARIABLE INSURANCE TRUST -- The PIMCO Variable Insurance Trust is an open-end investment company. Shares of the PIMCO Variable Insurance Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

      PIMCO VIT ALL ASSET PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO All Asset Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

      INVESTMENT OBJECTIVE: To seek maximum real return consistent with preservation of real capital and prudent investment management. The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The Fund may invest in any of the funds of the PIMCO Funds: Pacific Investment Management Series, an affiliated open-end investment company, except the Strategic Balanced and All Asset Funds ("Underlying PIMS Funds"). Research Affiliates, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMS Funds. The Fund may invest in any or all of the Underlying PIMS Funds, but will not normally invest in every Underlying PIMS Fund at any particular time. The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMS Funds. Instead, when making allocation decisions among the Underlying PIMS Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying PIMS Funds based on its ongoing analyses of the equity, fixed income and commodity markets.

      PIMCO VIT LOW DURATION PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Low Duration Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

      INVESTMENT OBJECTIVE: To seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

      PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Real Return Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

      INVESTMENT OBJECTIVE: To seek maximum real return, consistent with preservation of real capital and prudent investment management. The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of March 1, 2003 was 7.80 years. The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

THE RYDEX VARIABLE TRUST -- The Rydex Variable Trust is an open-end investment company. Shares of the Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products, as well as for certain pension, profit sharing and other retirement plans. Rydex Global Advisors, 9601 Blackwell Rd., Suite 500 Rockville, Maryland 20850, serves as investment adviser and manager of the portfolios of the Trust.

      RYDEX VT SECTOR ROTATION FUND. Rydex Sector Rotation Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately fifty-nine different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the fund, each industry or sector investment is intended to represent the entire industry or sector. The fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

SBL FUND -- SBL Fund, an open-end management investment company of the series type, is organized as a Kansas corporation. SBL Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products issued by the Company and its affiliated life insurance company. Security Management Company, LLC, One Security Benefit Place, Topeka, Kansas 66636, a wholly-owned subsidiary of the Company (the "Investment Manager"), serves as the investment adviser of each Series of SBL Fund.

      SERIES A (SBL EQUITY). Series A (SBL Equity) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek long-term capital growth by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified portfolio of equity securities, which may include American Depositary Receipts ("ADRs") and convertible securities. The Fund typically invests in the equity securities of companies whose total market value is $5 billion or greater at the time of purchase.

      SERIES B (SBL LARGE CAP VALUE). Series B (SBL Large Cap Value) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166, which provides investment advisory services to the Fund. The sub-advisory agreement with The Dreyfus Corporation has been terminated effective on or about June 30, 2005. After termination of the agreement, the Investment Manager will assume responsibility for the daily investment management of the Fund's assets.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus borrowings for investment purposes) in large-capitalization value companies (those whose total market value is $5 billion or greater at the time of purchase).* The Fund's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. issuers and U.S. dollar-denominated foreign issuers. The Fund may temporarily invest in cash, government bonds or money market securities. In choosing stocks, the Sub-Adviser, The Dreyfus Corporation, invests in value-oriented companies, which are companies that are believed to be undervalued in terms of price or other financial measurements and that are believed to have above average growth potential. The Sub-Adviser uses a blend of quantitative analysis and fundamental research to identify stocks that appear favorably priced and that may benefit from the current market and economic environment.

EFFECTIVE ON OR ABOUT JULY 1, 2005, WHEN THE INVESTMENT MANAGER ASSUMES RESPONSIBILITY FOR THE DAILY INVESTMENT MANAGEMENT OF THE FUND'S ASSETS, THE FOLLOWING DESCRIPTION OF THE FUND'S INVESTMENT MANAGEMENT WILL BE EFFECTIVE:

      INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities issued by large-capitalization companies (those whose total market value is $10 billion or greater at the time of purchase). The Fund's investments may include common stocks, preferred stocks, futures and options, and convertible securities of both U.S. and U.S. dollar-denominated foreign issuers. In choosing securities, the Investment Manager primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of the Russell 1000 Value Index.

* Effective June 1, 1995, the investment objective of the Fund was changed from seeking to provide income with secondary emphasis on capital appreciation to seeking long-term growth of capital with secondary emphasis on income and on January 2, 2001 the investment objective was changed to seeking long-term growth of capital.

      SERIES C (SBL MONEY MARKET). Series C (SBL Money Market) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek to provide as high a level of current income as is consistent with preserving capital. The Fund invests in high quality money market instruments with maturities of not longer than thirteen months.

      SERIES D (SBL GLOBAL). Series D (SBL Global) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York, 10018, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital primarily through investment in common stocks and equivalents of companies of foreign countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States. The Fund primarily invests in foreign and domestic common stocks or convertible stocks of growth-oriented companies considered to have appreciation possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund. Investments in debt securities may be made in uncertain market conditions.

      SERIES E (SBL DIVERSIFIED INCOME). Series E (SBL Diversified Income) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek to provide current income with security of principal. The Fund pursues its objective by investing, under normal market conditions, primarily in a diversified portfolio of investment grade debt securities. The Fund expects to maintain a weighted average duration of 3 to 10 years. The debt securities in which the Fund invests will primarily be domestic securities, but may also include dollar denominated foreign securities. To manage risk, the Investment Manager diversifies the Fund's holdings among asset classes and individual securities. The asset classes in which the Fund invests may include investment grade corporate debt securities, high yield debt securities (also known as "junk bonds"), investment grade mortgage-backed securities, investment grade asset-backed securities, U.S. Government securities as well as total return, interest and index swap agreements.

      SERIES G (SBL LARGE CAP GROWTH). Series G (SBL Large Cap Growth) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek long-term capital growth. The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in common stock and other equity securities of large capitalization companies (defined as companies whose total market value is at least $5 billion at the time of purchase). The Investment Manager seeks to invest in equity securities that have long-term capital growth potential. The Fund invests primarily in a portfolio of common stocks, which may include ADRs and other securities with common stock characteristics, such as securities convertible into common stocks. The Fund is non-diversified as defined in the Investment Company Act of 1940, which means that it may hold a larger position in a smaller number of securities than a diversified fund. The Fund also may concentrate its investments in a particular industry that represents 20% or more of the Fund's benchmark index, the Russell 1000 Growth Index. Concentration means investment of more than 25% of the value of the Fund's assets in any one industry.

      SERIES H (SBL ENHANCED INDEX). Series H (SBL Enhanced Index) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with Northern Trust Investments, NA. ("NTI"), 50 La Salle Street, Chicago, Illinois 60675, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek to outperform the S&P 500 Index through stock selection resulting in different weightings of common stocks relative to the index. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in the S&P 500 Index and futures contracts representative of the stocks which make up the index. The S&P 500 Index is a well-known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. In addition, the Fund may invest a limited portion of its assets in equity securities that are not included in the S&P 500 Index.

      SERIES J (SBL MID CAP GROWTH). Series J (SBL Mid Cap Growth) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities that, when purchased, have market capitalizations that are similar to those of companies in the Russell 2500 Growth Index. The index currently consists of securities of companies with capitalizations that range from $59 million to $7.3 billion. Equity securities include common stock, rights, options, warrants, ADRs and convertible debt securities. The Investment Manager selects equity securities that it believes are attractively valued with the greatest potential for appreciation.

      SERIES N (SBL MANAGED ASSET ALLOCATION). Series N (SBL Managed Asset Allocation) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek a high level of total return by investing primarily in a diversified portfolio of debt and equity securities. The Fund pursues its objective by normally investing approximately 60% of total assets in common stocks and 40% in fixed-income securities. The mix may vary over shorter time periods where the fixed income portion may range between 30-50% and the equity portion between 50-70%. The precise mix of equity and fixed income securities will depend on the Sub-Adviser's outlook for the markets.

      SERIES O (SBL EQUITY INCOME). Series O (SBL Equity Income) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek to provide substantial dividend income and also capital appreciation by investing primarily in common stocks of established companies. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Sub-Adviser, T. Rowe Price, typically employs a value-oriented strategy in selecting investments for the Fund. The Sub-Adviser's research team identifies companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

      SERIES P (SBL HIGH YIELD). Series P (SBL High Yield) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek high current income. Capital appreciation is a secondary objective. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in a broad range of high-yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (i.e., below investment grade) or, if unrated, determined by the Investment Manager to be of comparable quality (also known as "junk bonds"). These debt securities may include, without limitation: corporate bonds and notes, mortgage-backed securities and senior secured floating rate corporate loans ("Senior Loans"). The Fund may also invest in securities with equity characteristics, including common and preferred stocks, ADRs, exchange-traded real estate investment trusts, warrants, rights, and a variety of investment vehicles that seek to track and the composition and performance of a specific index. The Fund's average weighted maturity is expected to be between 3 and 15 years.

      SERIES Q (SBL SMALL CAP VALUE). Series Q (SBL Small Cap Value) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with Wells Capital Management Inc., 525 Market Street, San Francisco, California, 94105, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in stocks of small-capitalization companies that the Fund's Sub-Adviser, Wells Capital Management, Inc., believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund defines small-capitalization companies as those companies with a market capitalization substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The Sub-Adviser specifically looks for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan or a change in the political, economic, or social environment.

      SERIES S (SBL SOCIAL AWARENESS). Series S (SBL Social Awareness) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing, under normal market conditions, in a well-diversified portfolio of equity securities that the Investment Manager believes have above-average earnings potential and which meet certain established social criteria. The Fund also may invest in companies that are included in the Domini 400 Social Index(SM), which companies will be deemed to comply with the Fund's social criteria. The Domini 400 Social Index(SM) (DSI) is a market capitalization-weighted common stock index. It monitors the performance of 400 U.S. corporations that pass multiple, broad-based social screens.

      SERIES V (SBL MID CAP VALUE). Series V (SBL Mid Cap Value) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities that, when purchased, have market capitalizations that are similar to those of companies in the Russell 2500 Value Index. The index currently consists of securities of companies with market capitalizations that range from $66 million to $9.6 billion. Equity securities include common stock, rights, options, warrants, ADRs and convertible debt securities. The Investment Manager typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows. Due to the nature of value companies, the securities included in the Fund's portfolio typically consist of small- to medium-sized companies. The Fund is subject to the risks associated with investing in small capitalization companies.

      SERIES W (SBL MAIN STREET GROWTH AND INCOME(R)). Series W (SBL Main Street Growth and Income(R)) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York, 10018, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund pursues its objective by investing mainly in common stocks of U.S. companies, but it can also invest in other equity securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the capitalization of issuers in which it invests, the Fund's Sub-Adviser, OppenheimerFunds, currently emphasizes the stocks of large-capitalization companies in the portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks. While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments. The Fund can also use hedging instruments and certain derivative investments.

      SERIES X (SBL SMALL CAP GROWTH). Series X (SBL Small Cap Growth) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with RS Investment Management, L.P., 388 Market Street, San Francisco, California 94111, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies with market capitalizations of $1.5 billion or less at the time of investment that, in the opinion of the Sub-Adviser, RS Investment Management, L.P., have the potential for long-term capital growth. Equity securities include common and preferred stocks, and warrants and securities convertible into common or preferred stocks. The Fund may invest the remainder of its assets in securities of companies of any size. The Fund may also engage in short sales of securities it expects to decline in price. The Series will likely invest a portion of its assets in technology and internet-related companies.

      SERIES Y (SBL SELECT 25). Series Y (SBL Select 25) (the "Fund") is a series of SBL Fund.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital by concentrating its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings or revenue growth. The Fund is non-diversified as defined in the Investment Company Act of 1940, which means that it may hold a larger position in a smaller number of securities than a diversified fund. The Investment Manager selects what it believes to be premier growth companies as the core position for the Fund using a "bottom-up" approach in selecting growth stocks. Portfolio holdings will be replaced when one or more of the company's fundamentals have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company.

      SERIES Z (SBL ALPHA OPPORTUNITY).Series Z (SBL Alpha Opportunity) (the "Fund") is a series of SBL Fund. The Investment Manager has entered into a sub-advisory agreement with Mainstream Investment Advisers, LLC, 101 West Spring Street, Suite 401, New Albany, Indiana 47150, which provides investment advisory services to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital. The Fund pursues its objective by investing, under normal market conditions, approximately 50% of its total assets according to a long/short strategy managed by the Fund's sub-adviser, Mainstream, and 50% of its total assets according to an index strategy based on the S&P 500 Composite Stock Price Index (the "S&P 500 Index") managed by the Investment Manager.

      The Fund pursues its long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in exchange traded funds and other securities with equity characteristics. The Fund may engage in short sales of securities believed to be overvalued. The Fund pursues its index strategy primarily by investing in S&P 500 equity derivatives backed by a portfolio of fixed income securities.

                    VARIFLEX EXTRA CREDIT(R) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2005

             INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE
                                ANNUITY CONTRACT

                                    ISSUED BY
                   SECURITY BENEFIT LIFE INSURANCE COMPANY(R)
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Variflex Extra Credit Variable Annuity dated May 1, 2005, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from Security Benefit by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

                                TABLE OF CONTENTS

                                                                                      Page
                                                                                      ----
GENERAL INFORMATION AND HISTORY.................................................       3
   Safekeeping of Assets........................................................       3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS...........       3
   Section 403(b)...............................................................       3
   Section 408 and 408A.........................................................       3

PERFORMANCE INFORMATION.........................................................       4

EXPERTS.........................................................................       4

FINANCIAL STATEMENTS............................................................       4

GENERAL INFORMATION AND HISTORY

For a description of the Variflex Extra Credit Variable Annuity, a flexible purchase payment deferred variable annuity contract (the "Contract"), Security Benefit Life Insurance Company (the "Company"), and the Variable Annuity Account VIII (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts. Additional protection for such assets is offered by the Company's Directors and Officers Liability policy covering all officers for a total of $15,000,000 per loss and the Employer Practices Liability policy covering all employees for a total of $5,000,000 per loss.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION 403(b)-- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee's annual salary reduction contributions to a 403(b) annuity and any 401(k) arrangement equal to the applicable dollar amount shown in the table below:

     TAX YEAR               DEFERRED AMOUNT
-------------------         ---------------
       2005                     $ 14,000
2006 and thereafter             $ 15,000

The $15,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. If an individual is age 50 or over, catch up contributions can be made to a 403(b) annuity during the tax years and at the dates set forth in the table below:

                              ADDITIONAL
     TAX YEAR               CATCH UP AMOUNT
-------------------         ---------------
       2005                     $ 4,000
2006 and thereafter             $ 5,000

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the
Section 415(c) limit is the lesser of (i) $42,000, or (ii) 100% of the employee's annual compensation.

SECTION 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRA's under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

     TAX YEAR                 AMOUNT
-------------------          -------
    2005 - 2007              $ 4,000
2008 and thereafter          $ 5,000

(If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $500 during the 2005 tax year, or $1,000 for the tax year or any tax year thereafter.

Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount as shown in the table above to their respective IRAs so long as joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $42,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective purchasers.

Current yield for the Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of 1%. Any quotations of effective yield for the Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of 1, 5 and 10 years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 +
T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may simultaneously be shown for other periods and will include total return for periods beginning prior to availability of the Contract. Such total return figures are based upon the performance of the respective Underlying Fund, adjusted to reflect the charges imposed under the Contract.

Average annual total return figures reflect any Credit Enhancement and the deduction of the account administration, mortality and expense risk and administration charges and the contingent deferred sales charge. Total return figures may be quoted that do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. Contingent deferred sales charges if reflected would lower the level of return quoted. Total return figures that do not reflect deduction of the contingent deferred sales charge will be accompanied by total return figures that reflect such charge.

Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account VIII at December 31, 2004, and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105-2143, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account VIII at December 31, 2004, and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                          Variable Annuity Account VIII

                              Financial Statements

                          Year Ended December 31, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm.........................    1

Audited Financial Statements

Statements of Net Assets........................................................    3
Statements of Operations........................................................    6
Statements of Changes in Net Assets.............................................    9
Notes to Financial Statements...................................................   14

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account VIII
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of each of the respective subaccounts of Variable Annuity Account VIII (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Basic Value, AIM V.I. Mid Cap Core Equity, AIM V.I. Real Estate, AIM VIF Health Sciences, American Century VP Ultra, American Century VP Value, Dreyfus VIF International Value, Oppenheimer Main Street Small Cap, PIMCO VIT All Asset, PIMCO VIT Low Duration, PIMCO VIT Real Return, Rydex VT Sector Rotation, SBL Equity, SBL Large Cap Value, SBL Money Market, SBL Global, SBL Diversified Income, SBL Large Cap Growth, SBL Enhanced Index, SBL Mid Cap Growth, SBL Managed Asset Allocation, SBL Equity Income, SBL High Yield, SBL Small Cap Value, SBL Social Awareness, SBL Mid Cap Value, SBL Main Street Growth and Income, SBL Small Cap Growth, SBL Select 25, and SBL Alpha Opportunity Subaccounts, as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account VIII at December 31, 2004, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Kansas City, Missouri
February 4, 2005

                          Variable Annuity Account VIII

                            Statements of Net Assets
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                                               AIM V.I.                       AMERICAN       AMERICAN       DREYFUS VIF
                              AIM V.I.         MID CAP        AIM V.I.        CENTURY        CENTURY       INTERNATIONAL
                             BASIC VALUE     CORE EQUITY     REAL ESTATE      VP ULTRA       VP VALUE          VALUE
                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                             -----------     -----------     -----------     ----------     ----------     -------------
Assets:
     Mutual funds, at
       market value           $  1,141        $  2,229        $  2,464        $  1,789       $  2,497        $  5,037
                              --------        --------        --------        --------       --------        --------
Total assets                     1,141           2,229           2,464           1,789          2,497           5,037
                              --------        --------        --------        --------       --------        --------
Net assets                    $  1,141        $  2,229        $  2,464        $  1,789       $  2,497        $  5,037
                              ========        ========        ========        ========       ========        ========

Net assets:
     Accumulation assets      $  1,141        $  2,229        $  2,464        $  1,789       $  2,497        $  5,037
     Annuity assets                ---             ---             ---             ---            ---             ---
                              --------        --------        --------        --------       --------        --------
Net assets                    $  1,141        $  2,229        $  2,464        $  1,789       $  2,497        $  5,037
                              ========        ========        ========        ========       ========        ========

Units outstanding:
     VA VIII                   108,706         207,239         194,193         165,883        229,210         434,358
     VA VIII stepped up            ---             339             853           5,977            681          10,347
                              --------        --------        --------        --------       --------        --------
     VA VIII Total Units       108,706         207,578         195,046         171,860        229,891         444,705
                              ========        ========        ========        ========       ========        ========

Unit value:
     VA VIII                  $  10.49        $  10.73        $  12.63        $  10.41       $  10.86        $  11.33
     VA VIII stepped up       $  10.47        $  10.71        $  12.61        $  10.39       $  10.84        $  11.30

Mutual funds, at cost         $  1,066        $  2,170        $  2,162        $  1,616       $  2,328        $  4,576
Mutual fund shares              96,984         170,905         128,829         176,619        285,689         317,564

                               INVESCO       OPPENHEIMER       PIMCO           PIMCO
                              VIF HEALTH     MAIN STREET      VIT ALL         VIT LOW
                               SCIENCES       SMALL CAP        ASSET         DURATION
                              SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                             -----------     -----------     ----------      ----------
Assets:
     Mutual funds, at
       market value            $    262       $    629        $    578        $    977
                               --------       --------        --------        --------
Total assets                        262            629             578             977
                               --------       --------        --------        --------
Net assets                     $    262       $    629        $    578        $    977
                               ========       ========        ========        ========

Net assets:
     Accumulation assets       $    262       $    629        $    578        $    977
     Annuity assets                 ---            ---             ---             ---
                               --------       --------        --------        --------
Net assets                     $    262       $    629        $    578        $    977
                               ========       ========        ========        ========

Units outstanding:
     VA VIII                     25,681         57,058          53,878          96,913
     VA VIII stepped up             412            ---             ---             681
                               --------       --------        --------        --------
     VA VIII Total Units         26,093         57,058          53,878          97,594
                               ========       ========        ========        ========

Unit value:
     VA VIII                   $  10.04       $  11.03        $  10.73        $  10.00
     VA VIII stepped up        $  10.02       $  11.01        $  10.71        $   9.98

Mutual funds, at cost          $    247       $    580        $    563        $    980
Mutual fund shares               13,855         39,405          49,744          94,896

                          Variable Annuity Account VIII

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                                 PIMCO         RYDEX VT                          SBL             SBL
                               VIT REAL         SECTOR           SBL          LARGE CAP         MONEY            SBL
                                RETURN         ROTATION         EQUITY          VALUE           MARKET          GLOBAL
                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                              ----------      ----------      ----------      ----------      ----------      ----------
Assets:
     Mutual funds, at
       market value           $    1,666      $      342      $   41,488      $   32,589      $   13,244      $   66,117
                              ----------      ----------      ----------      ----------      ----------      ----------
Total assets                       1,666             342          41,488          32,589          13,244          66,117
                              ----------      ----------      ----------      ----------      ----------      ----------
Net assets                    $    1,666      $      342      $   41,488      $   32,589      $   13,244      $   66,117
                              ==========      ==========      ==========      ==========      ==========      ==========

Net assets:
     Accumulation assets      $    1,666      $      342      $   41,466      $   32,541      $   13,239      $   66,117

     Annuity assets                  ---             ---              22              48               5             ---
                              ----------      ----------      ----------      ----------      ----------      ----------
Net assets                    $    1,666      $      342      $   41,488      $   32,589      $   13,244      $   66,117
                              ==========      ==========      ==========      ==========      ==========      ==========

Units outstanding:
     VA VIII                     157,929          32,760       2,159,292       1,849,054       1,025,899       2,353,001
     VA VIII stepped up              ---             584          13,790          30,868          42,468          73,537
                              ----------      ----------      ----------      ----------      ----------      ----------
     VA VIII Total Units         157,929          33,344       2,173,082       1,879,922       1,068,367       2,426,538
                              ==========      ==========      ==========      ==========      ==========      ==========

Unit value:
     VA VIII                  $    10.53      $    10.25      $    19.16      $    17.46      $    12.49      $    27.77
     VA VIII stepped up       $    10.52      $    10.23      $     7.43      $     9.87      $    10.15      $    10.44

Mutual funds, at cost         $    1,668      $      318      $   44,194      $   31,760      $   13,201      $   49,567
Mutual fund shares               128,974          30,627       1,891,820       1,664,408       1,115,770       7,985,099

                                 SBL             SBL              SBL            SBL
                              DIVERSIFIED     LARGE CAP        ENHANCED        MID CAP
                                INCOME         GROWTH           INDEX          GROWTH
                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                              -----------     ----------      ----------      ----------
Assets:
     Mutual funds, at
       market value           $   40,617      $    9,805      $    9,439      $   56,887
                              ----------      ----------      ----------      ----------
Total assets                      40,617           9,805           9,439          56,887
                              ----------      ----------      ----------      ----------
Net assets                    $   40,617      $    9,805      $    9,439      $   56,887
                              ==========      ==========      ==========      ==========

Net assets:
     Accumulation assets      $   40,598      $    9,805      $    9,434      $   56,853

     Annuity assets                   19             ---               5              34
                              ----------      ----------      ----------      ----------
Net assets                    $   40,617      $    9,805      $    9,439      $   56,887
                              ==========      ==========      ==========      ==========

Units outstanding:
     VA VIII                   2,541,990       1,625,474       1,062,271       1,638,600
     VA VIII stepped up           47,300          36,791          16,692          88,756
                              ----------      ----------      ----------      ----------
     VA VIII Total Units       2,589,290       1,662,265       1,078,963       1,727,356
                              ==========      ==========      ==========      ==========

Unit value:
     VA VIII                  $    15.74      $     5.90      $     8.76      $    34.16
     VA VIII stepped up       $    12.38      $     5.91      $     8.05      $    10.17

Mutual funds, at cost         $   40,693      $    8,943      $    8,817      $   48,004
Mutual fund shares             3,575,475       1,556,375       1,035,032       2,058,868

                          Variable Annuity Account VIII

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                                   SBL
                                 MANAGED          SBL                             SBL             SBL             SBL
                                  ASSET          EQUITY           SBL          SMALL CAP         SOCIAL         MID CAP
                               ALLOCATION        INCOME        HIGH YIELD        VALUE         AWARENESS         VALUE
                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                               ----------      ----------      ----------      ----------      ----------      ----------
Assets:
     Mutual funds, at
       market value            $   29,534      $   56,627      $   26,502      $   25,250      $   15,677      $   85,179
                               ----------      ----------      ----------      ----------      ----------      ----------
Total assets                       29,534          56,627          26,502          25,250          15,677          85,179
                               ----------      ----------      ----------      ----------      ----------      ----------
Net assets                     $   29,534      $   56,627      $   26,502      $   25,250      $   15,677      $   85,179
                               ==========      ==========      ==========      ==========      ==========      ==========

Net assets:
     Accumulation assets       $   29,527      $   56,627      $   26,497      $   25,236      $   15,665      $   85,151
     Annuity assets                     7             ---               5              14              12              28
                               ----------      ----------      ----------      ----------      ----------      ----------
Net assets                     $   29,534      $   56,627      $   26,502      $   25,250      $   15,677      $   85,179
                               ==========      ==========      ==========      ==========      ==========      ==========

Units outstanding:
     VA VIII                    1,547,023       2,229,262       1,626,964       1,191,352         814,889       2,058,798
     VA VIII stepped up            15,381          44,707          18,729          24,324          12,463          51,293
                               ----------      ----------      ----------      ----------      ----------      ----------
     VA VAIII Total Units       1,562,404       2,273,969       1,645,693       1,215,676         827,352       2,110,091
                               ==========      ==========      ==========      ==========      ==========      ==========

Unit value:
     VA VIII                   $    18.98      $    25.13      $    16.14      $    20.76      $    19.13      $    40.88
     VA VIII stepped up        $    10.80      $    13.46      $    13.14      $    21.37      $     7.19      $    20.13

Mutual funds, at cost          $   27,560      $   49,707      $   23,398      $   18,394      $   18,629      $   55,610
Mutual fund shares              1,862,169       3,070,878       1,627,896       1,254,359         687,297       2,426,751

                                  SBL
                               MAIN STREET        SBL                             SBL
                               GROWTH AND      SMALL CAP          SBL            ALPHA
                                 INCOME          GROWTH        SELECT 25       OPPORTUNITY
                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                               -----------     ----------      ----------      -----------
Assets:
     Mutual funds, at
       market value             $   10,826     $   21,202      $    9,278      $    4,427
                                ----------     ----------      ----------      ----------
Total assets                        10,826         21,202           9,278           4,427
                                ----------     ----------      ----------      ----------
Net assets                      $   10,826     $   21,202      $    9,278      $    4,427
                                ==========     ==========      ==========      ==========

Net assets:
     Accumulation assets        $   10,826     $   21,202      $    9,278      $    4,427
     Annuity assets                    ---            ---             ---             ---
                                ----------     ----------      ----------      ----------
Net assets                      $   10,826     $   21,202      $    9,278      $    4,427
                                ==========     ==========      ==========      ==========

Units outstanding:
     VA VIII                     1,246,777      1,304,846       1,101,966         411,884
     VA VIII stepped up             38,425         35,695          14,529             131
                                ----------     ----------      ----------      ----------
     VA VAIII Total Units        1,285,202      1,340,541       1,116,495         412,015
                                ==========     ==========      ==========      ==========

Unit value:
     VA VIII                    $     8.42     $    16.02      $     8.33      $    10.74
     VA VIII stepped up         $     8.50     $     8.38      $     7.02      $    10.72

Mutual funds, at cost           $    9,846     $   16,223      $    9,454      $    4,285
Mutual fund shares               1,216,433      1,243,508       1,028,658         382,587

See accompanying notes.

                          Variable Annuity Account VIII

                            Statements of Operations
                                 (In Thousands)

                          Year Ended December 31, 2004

                                              AIM V.I.                    AMERICAN     AMERICAN     DREYFUS VIF     INVESCO
                                AIM V.I.      MID CAP       AIM V.I.      CENTURY     CENTURY VP  INTERNATIONAL   VIF HEALTH
                              BASIC VALUE   CORE EQUITY   REAL ESTATE    VP ULTRA       VALUE         VALUE        SCIENCES
                              SUBACCOUNT*   SUBACCOUNT*   SUBACCOUNT*   SUBACCOUNT*   SUBACCOUNT*  SUBACCOUNT*   SUBACCOUNT*
                              -----------   -----------   -----------   -----------   ----------- ------------   -----------
Investment income (loss):
   Dividend distributions       $       -   $         -   $        17   $         -   $         - $          36  $          -
   Expenses:
     Mortality and expense
       risk fee                        (4)           (7)          (11)           (8)          (12)          (20)           (2)
     Administrative fee                 -            (1)           (1)           (1)           (1)           (2)            -
                              -----------   -----------   -----------   -----------   ----------- -------------  ------------
Net investment income (loss)           (4)           (8)            5            (9)          (13)           14            (2)

Net realized and unrealized
 gain (loss) on investments:
     Capital gains
       distributions                    -            95            36             -             -            70             -
     Realized gain (loss)
       on sales of fund
       shares                          (1)            9           (36)            3            34            36           (12)
     Change in unrealized
       appreciation/
       depreciation
       on investments
       during the period               75            59           302           173           169           461            15
                              -----------   -----------   -----------   -----------   ----------- -------------  ------------
Net realized and
   unrealized gain (loss)
   on investments                      74           163           302           176           203           567             3
                              -----------   -----------   -----------   -----------   ----------- -------------  ------------
Net increase (decrease) in
   net assets resulting
   from operations            $        70   $       155   $       307   $       167   $       190 $         581  $          1
                              ===========   ===========   ===========   ===========   =========== =============  ============

                                 OPPENHEIMER                    PIMCO
                                MAIN STREET     PIMCO VIT      VIT LOW
                                 SMALL CAP      ALL ASSET      DURATION
                                SUBACCOUNT*     SUBACCOUNT*   SUBACCOUNT*
                                -----------   -------------   -----------
Investment income (loss):
   Dividend distributions       $         -   $          15   $         8
   Expenses:
     Mortality and expense
       risk fee                          (2)             (3)           (7)
     Administrative fee                   -               -            (1)
                                -----------   -------------   -----------
Net investment income (loss)             (2)             12             -

Net realized and unrealized
 gain (loss) on investments:
     Capital gains
       distributions                      -               1             3
     Realized gain (loss)
       on sales of fund
       shares                            10               3             -
     Change in unrealized
       appreciation/
       depreciation
       on investments
       during the period                 49              15            (3)
                                -----------   -------------   -----------
Net realized and
   unrealized gain (loss)
   on investments                        59              19             -
                                -----------   -------------   -----------
Net increase (decrease) in
   net assets resulting
   from operations              $        57   $          31   $         -
                                ===========   =============   ===========

* For the period from February 11, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account VIII

                                 (In Thousands)

                          Year Ended December 31, 2004

                              PIMCO VIT    RYDEX VT                   SBL         SBL                     SBL         SBL
                                REAL        SECTOR        SBL      LARGE CAP     MONEY       SBL       DIVERSIFIED  LARGE CAP
                               RETURN      ROTATION      EQUITY      VALUE       MARKET     GLOBAL       INCOME      GROWTH
                             SUBACCOUNT*  SUBACCOUNT*  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                             -----------  -----------  ----------  ----------  ----------  ----------  -----------  ----------
Investment income (loss):
   Dividend distributions    $         7  $         -  $       44  $       19  $       10  $        -  $       381  $        -
   Expenses:
     Mortality and expense
       risk fee                       (7)          (3)       (573)       (427)       (249)       (784)        (541)       (135)
     Administrative fee               (3)           -         (79)        (60)        (55)       (106)         (76)        (19)
                             -----------  -----------  ----------  ----------  ----------  ----------  -----------  ----------
Net investment income (loss)          (3)          (3)       (608)       (468)       (294)       (890)        (236)       (154)

Net realized and unrealized
 gain (loss) on investments:
     Capital gains
       distributions                  48            -           -           -           -           -            -           -
     Realized gain (loss)
       on sales of fund
       shares                          5           (1)     (2,849)       (850)        (63)      3,335         (361)        601
     Change in unrealized
       appreciation/
       depreciation
       on investments
       during the period              (2)          24       5,815       4,029         187       7,362        1,605        (304)
                             -----------  -----------  ----------  ----------  ----------  ----------  -----------  ----------
Net realized and
   unrealized gain (loss)
   on investments                     51           23       2,966       3,179         124      10,697        1,244         297
                             -----------  -----------  ----------  ----------  ----------  ----------  -----------  ----------
Net increase (decrease) in
   net assets resulting
   from operations           $        48  $        20  $    2,358  $    2,711  $     (170) $    9,807  $     1,008  $      143
                             ===========  ===========  ==========  ==========  ==========  ==========  ===========  ==========

                                SBL          SBL
                              ENHANCED     MID CAP
                                INDEX       GROWTH
                              SUBACCOUNT  SUBACCOUNT
                              ----------  ----------
Investment income (loss):
   Dividend distributions     $        9  $        -
   Expenses:
     Mortality and expense
       risk fee                     (126)       (729)
     Administrative fee              (19)       (103)
                              ----------  ----------
Net investment income (loss)        (136)       (832)

Net realized and unrealized
 gain (loss) on investments:
     Capital gains
       distributions                   -           -
     Realized gain (loss)
       on sales of fund
       shares                        126       2,823
     Change in unrealized
       appreciation/
       depreciation
       on investments
       during the period             714       2,187
                              ----------  ----------
Net realized and
   unrealized gain (loss)
   on investments                    840       5,010
                              ----------  ----------
Net increase (decrease) in
   net assets resulting
   from operations            $      704  $    4,178
                              ==========  ==========

* For the period from February 11, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account VIII

                                 (In Thousands)

                          Year Ended December 31, 2004

                                         SBL                                                                     SBL
                                       MANAGED        SBL                    SBL         SBL         SBL      MAIN STREET
                                        ASSET       EQUITY       SBL      SMALL CAP     SOCIAL     MID CAP    GROWTH AND
                                      ALLOCATION    INCOME    HIGH YIELD     VALUE    AWARENESS     VALUE       INCOME
                                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                                      ----------  ----------  ----------  ----------  ----------  ----------  -----------
Investment income (loss):
    Dividend distributions            $      147  $       85  $      225  $      ---  $        8  $       19  $         4
    Expenses:
       Mortality and expense risk
          fee                               (367)       (673)       (358)       (277)       (221)       (960)        (134)
       Administrative fee                    (51)        (89)        (46)        (37)        (32)       (128)         (14)
                                      ----------  ----------  ----------  ----------  ----------  ----------  -----------
Net investment income (loss)                (271)       (677)       (179)       (314)       (245)     (1,069)        (144)

Net realized and unrealized gain
    (loss) on investments:
       Capital gains distributions           ---         ---         ---         136         ---       1,727          ---
       Realized gain (loss) on
          sales of fund shares               (31)        340       1,167       1,616      (1,330)      4,547           59
       Change in unrealized
          appreciation/depreciation
          on investments during the
          period                           2,819       6,861       1,566       2,197       2,113      11,933          782
                                      ----------  ----------  ----------  ----------  ----------  ----------  -----------
Net realized and unrealized gain
    (loss) on investments                  2,788       7,201       2,733       3,949         783      18,207          841
                                      ----------  ----------  ----------  ----------  ----------  ----------  -----------
Net increase (decrease) in net
    assets resulting from operations  $    2,517  $    6,524  $    2,554  $    3,635  $      538  $   17,138  $       697
                                      ==========  ==========  ==========  ==========  ==========  ==========  ===========

                                          SBL                     SBL
                                       SMALL CAP      SBL        ALPHA
                                        GROWTH     SELECT 25  OPPORTUNITY
                                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT*
                                      ----------  ----------  -----------
Investment income (loss):
    Dividend distributions            $      ---  $      ---  $       ---
    Expenses:
       Mortality and expense risk
          fee                               (258)       (133)         (17)
       Administrative fee                    (32)        (23)          (3)
                                      ----------  ----------  -----------
Net investment income (loss)                (290)       (156)         (20)

Net realized and unrealized gain
    (loss) on investments:
       Capital gains distributions           ---         ---          241
       Realized gain (loss) on
          sales of fund shares             1,752        (810)          14
       Change in unrealized
          appreciation/depreciation
          on investments during the
          period                           1,433       1,813          142
                                      ----------  ----------  -----------
Net realized and unrealized gain
    (loss) on investments                  3,185       1,003          397
                                      ----------  ----------  -----------
Net increase (decrease) in net
    assets resulting from operations  $    2,895  $      847  $       377
                                      ==========  ==========  ===========

*For the period from February 11, 2004 (inception date) to December 31, 2004.

See accompanying notes.

                          Variable Annuity Account VIII

                       Statements of Changes in Net Assets
                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                             AIM V.I.                 AMERICAN    AMERICAN    DREYFUS VIF
                                                AIM V.I.     MID CAP      AIM V.I.   CENTURY VP  CENTURY VP  INTERNATIONAL
                                              BASIC VALUE  CORE EQUITY  REAL ESTATE    ULTRA        VALUE        VALUE
                                               SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                                              -----------  -----------  -----------  ----------  ----------  -------------
                                                 2004*        2004*        2004*       2004*       2004*          2004*
                                              -----------  -----------  -----------  ----------  ----------  -------------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)           $        (4) $        (8) $         5  $       (9) $      (13) $          14
       Capital gains distributions                    ---           95           36         ---         ---             70
       Realized gain (loss) on sales of fund
          shares                                       (1)           9          (36)          3          34             36
       Change in unrealized appreciation/
          depreciation on investments during
          the period                                   75           59          302         173         169            461
                                              -----------  -----------  -----------  ----------  ----------  -------------
    Net increase (decrease) in net assets
       from operations                                 70          155          307         167         190            581

    From contractholder transactions:
       Variable annuity deposits                      188           47           96         111         157            153
       Account administrative fees                    ---          ---          ---          (3)         (1)            (6)
       Terminations and withdrawals                   (35)        (118)         (47)       (106)       (135)          (338)
       Annuity payments                               ---          ---          ---         ---         ---            ---
       Transfers between subaccounts, net             918        2,145        2,108       1,620       2,286          4,647
       Transfers between subaccounts, due to
          mergers                                     ---          ---          ---         ---         ---            ---
                                              -----------  -----------  -----------  ----------  ----------  -------------
    Net increase (decrease) in net assets
       from contractholder transactions             1,071        2,074        2,157       1,622       2,307          4,456
                                              -----------  -----------  -----------  ----------  ----------  -------------
Net increase (decrease) in net assets               1,141        2,229        2,464       1,789       2,497          5,037
Net assets at beginning of period                     ---          ---          ---         ---         ---            ---
                                              -----------  -----------  -----------  ----------  ----------  -------------
Net assets at end of period                   $     1,141  $     2,229  $     2,464  $    1,789  $    2,497  $       5,037
                                              ===========  ===========  ===========  ==========  ==========  =============

                                               INVESCO    OPPENHEIMER                PIMCO
                                              VIF HEALTH  MAIN STREET  PIMCO VIT    VIT LOW
                                               SCIENCES    SMALL CAP   ALL ASSET    DURATION
                                              SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                                              ----------  -----------  ----------  ----------
                                                 2004*        2004*       2004*       2004*
                                              ----------  -----------  ----------  ----------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)           $       (2) $        (2) $       12  $      ---
       Capital gains distributions                   ---          ---           1           3
       Realized gain (loss) on sales of fund
          shares                                     (12)          10           3         ---
       Change in unrealized appreciation/
          depreciation on investments during
          the period                                  15           49          15          (3)
                                              ----------  -----------  ----------  ----------
    Net increase (decrease) in net assets
       from operations                                 1           57          31         ---

    From contractholder transactions:
       Variable annuity deposits                     116           58          63         140
       Account administrative fees                   ---          ---         ---         ---
       Terminations and withdrawals                 (102)          (1)         (7)         (9)
       Annuity payments                              ---          ---         ---         ---
       Transfers between subaccounts, net            247          515         491         846
       Transfers between subaccounts, due to
          mergers                                    ---          ---         ---         ---
                                              ----------  -----------  ----------  ----------
    Net increase (decrease) in net assets
       from contractholder transactions              261          572         547         977
                                              ----------  -----------  ----------  ----------
Net increase (decrease) in net assets                262          629         578         977
Net assets at beginning of period                    ---          ---         ---         ---
                                              ----------  -----------  ----------  ----------
Net assets at end of period                   $      262  $       629  $      578  $      977
                                              ==========  ===========  ==========  ==========

*For the period from February 11, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account VIII

                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                 PIMCO VIT         RYDEX VT
                                                   REAL             SECTOR                  SBL                        SBL
                                                  RETURN           ROTATION                EQUITY                LARGE CAP VALUE
                                                SUBACCOUNT        SUBACCOUNT             SUBACCOUNT                 SUBACCOUNT
                                                   2004*            2004*             2004          2003        2004        2003
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)           $         (3)   $           (3)  $       (608)   $      (434)  $    (468)  $     (151)
       Capital gains distributions                      48               ---            ---            ---         ---          ---
       Realized gain (loss) on sales of fund
          shares                                         5                (1)        (2,849)       (10,734)       (850)      (4,849)
       Change in unrealized appreciation/
          depreciation on investments during
          the period                                    (2)               24          5,815         19,832       4,029       12,157
                                              --------------------------------------------------------------------------------------
    Net increase (decrease) in net                      48                20          2,358          8,664       2,711        7,157
       assets from operations

    From contractholder transactions:
       Variable annuity deposits                       380                 5          1,079          1,743         773          809
       Account administrative fees                      (1)              ---            (42)           (57)        (52)         (46)
       Terminations and withdrawals                   (109)              (16)        (6,969)        (6,577)     (4,802)      (3,956)
       Annuity payments                                ---               ---            ---            ---          (6)         ---
       Transfers between subaccounts, net            1,348               333         (5,394)        (1,874)     (1,930)       2,421
       Transfers between subaccounts, due to
          mergers                                      ---               ---            ---            ---         ---          ---
                                              --------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from contractholder transactions              1,618               322        (11,326)        (6,765)     (6,017)        (772)
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets                1,666               342         (8,968)         1,899      (3,306)       6,385
Net assets at beginning of period                      ---               ---         50,456         48,557      35,895       29,510
                                              --------------------------------------------------------------------------------------
Net assets at end of period                   $      1,666    $          342   $     41,488    $    50,456   $  32,589   $   35,895
                                              ======================================================================================

                                                               SBL                                 SBL
                                                           MONEY MARKET                           GLOBAL
                                                            SUBACCOUNT                          SUBACCOUNT
                                                      2004              2003              2004              2003
                                                  -----------------------------------------------------------------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)               $      (294)      $      (281)    $        (890)       $     (559)
       Capital gains distributions                        ---               ---               ---               ---
       Realized gain (loss) on sales of fund
          shares                                          (63)             (338)            3,335            (2,365)
       Change in unrealized appreciation/
          depreciation on investments during
          the period                                      187               328             7,362            20,224
                                                  -----------------------------------------------------------------
    Net increase (decrease) in net                       (170)             (291)            9,807            17,300
       assets from operations

    From contractholder transactions:
       Variable annuity deposits                        1,602             4,298             1,870             1,314
       Account administrative fees                        (85)             (195)              (90)              (65)
       Terminations and withdrawals                    (6,847)          (11,730)           (9,817)           (6,362)
       Annuity payments                                    (4)              ---               ---               ---
       Transfers between subaccounts, net                (737)          (17,262)           (1,073)            2,391
       Transfers between subaccounts, due to
          mergers                                         ---               ---               ---             5,527
                                                  -----------------------------------------------------------------
    Net increase (decrease) in net assets
       from contractholder transactions                (6,071)          (24,889)           (9,110)            2,805
                                                  -----------------------------------------------------------------
Net increase (decrease) in net assets                  (6,241)          (25,180)              697            20,105
Net assets at beginning of period                      19,485            44,665            65,420            45,315
                                                  -----------------------------------------------------------------
Net assets at end of period                       $    13,244       $    19,485     $      66,117        $   65,420
                                                  =================================================================

*For the period from February 11, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account VIII

                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                          SBL                        SBL
                                                    DIVERSIFIED INCOME          LARGE CAP GROWTH
                                                       SUBACCOUNT                  SUBACCOUNT
                                                    2004       2003            2004          2003
                                                ----------------------------------------------------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)             $      (236)  $  3,973       $   (154)   $      (158)
       Capital gains distributions                      ---        ---            ---            ---
       Realized gain (loss) on sales of fund
          shares                                       (361)     1,207            601           (276)
       Change in unrealized appreciation/
          depreciation on investments during
          the period                                  1,605     (4,370)          (304)         2,761
                                                ----------------------------------------------------
    Net increase (decrease) in net                    1,008        810            143          2,327
       assets from operations

    From contractholder transactions:
       Variable annuity deposits                      1,265      2,562            289            555
       Account administrative fees                     (105)       (99)           (37)           (60)
       Terminations and withdrawals                  (6,005)    (7,775)        (1,112)        (1,140)
       Annuity payments                                  (9)        (1)           ---            ---
       Transfers between subaccounts, net            (2,217)    (9,814)        (3,785)         2,871
       Transfers between subaccounts, due to
          mergers                                       ---        ---            ---            ---
                                                ----------------------------------------------------
    Net increase (decrease) in net assets
       from contractholder transactions              (7,071)   (15,127)        (4,645)         2,226
                                                ----------------------------------------------------
Net increase (decrease) in net assets                (6,063)   (14,317)        (4,502)         4,553
Net assets at beginning of period                    46,680     60,997         14,307          9,754
                                                ----------------------------------------------------
Net assets at end of period                     $    40,617   $ 46,680       $  9,805    $    14,307
                                                ====================================================

                                                           SBL                               SBL
                                                      ENHANCED INDEX                   MID CAP GROWTH
                                                        SUBACCOUNT                        SUBACCOUNT
                                                    2004          2003              2004              2003
                                               ------------------------------------------------------------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)            $    (136)     $     (56)      $      (832)     $       (692)
       Capital gains distributions                   ---            ---               ---               ---
       Realized gain (loss) on sales of fund
          shares                                     126           (732)            2,823            (2,709)
       Change in unrealized appreciation/
          depreciation on investments during
          the period                                 714          2,868             2,187            23,839
                                               ------------------------------------------------------------
    Net increase (decrease) in net                   704          2,080             4,178            20,438
       assets from operations

    From contractholder transactions:
       Variable annuity deposits                     410            254             1,915             1,297
       Account administrative fees                   (31)           (10)             (120)              (91)
       Terminations and withdrawals               (1,112)          (573)           (9,751)           (5,172)
       Annuity payments                               (1)           ---                (1)              ---
       Transfers between subaccounts, net           (583)          (348)           (1,541)           (1,047)
       Transfers between subaccounts, due to
          mergers                                    ---            ---               ---             5,363
                                               ------------------------------------------------------------
    Net increase (decrease) in net assets
       from contractholder transactions           (1,317)          (677)           (9,498)              350
                                               ------------------------------------------------------------
Net increase (decrease) in net assets               (613)         1,403            (5,320)           20,788
Net assets at beginning of period                 10,052          8,649            62,207            41,419
                                               ------------------------------------------------------------
Net assets at end of period                    $   9,439      $  10,052       $    56,887      $     62,207
                                               ============================================================

                          Variable Annuity Account VIII

                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                            SBL                              SBL                        SBL
                                                  MANAGED ASSET ALLOCATION              EQUITY INCOME                HIGH YIELD
                                                          SUBACCOUNT                      SUBACCOUNT                 SUBACCOUNT
                                                    2004            2003             2004           2003          2004       2003
                                               -------------------------------------------------------------------------------------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)            $      ( 271)  $          54     $       (677)  $        (45)   $    (179) $   1,527
       Capital gains distributions                      ---             ---              ---            441          ---        ---
       Realized gain (loss) on sales of fund
          shares                                        (31)         (1,010)             340         (1,974)       1,167        632
       Change in unrealized appreciation/
          depreciation on investments during
          the period                                  2,819           6,478            6,861         11,390        1,566      3,214
                                               ------------------------------------------------------------------------------------
    Net increase (decrease) in net                    2,517           5,522            6,524          9,812        2,554      5,373
       assets from operations

    From contractholder transactions:
       Variable annuity deposits                        624             573            1,769          1,099          645      1,071
       Account administrative fees                      (26)            (52)             (47)           (47)         (25)       (56)
       Terminations and withdrawals                  (4,007)         (3,349)          (8,192)        (4,855)      (3,149)    (3,252)
       Annuity payments                                  (2)            ---              ---            ---          ---        ---
       Transfers between subaccounts, net               456             435            4,428            (29)      (9,469)    12,448
       Transfers between subaccounts, due to
          mergers                                       ---             ---              ---            ---          ---        ---
                                               ------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from contractholder transactions              (2,955)         (2,393)          (2,042)        (3,832)     (11,998)    10,211
                                               ------------------------------------------------------------------------------------
Net increase (decrease) in net assets                  (438)          3,129            4,482          5,980       (9,444)    15,584
Net assets at beginning of period                    29,972          26,843           52,145         46,165       35,946     20,362
                                               ------------------------------------------------------------------------------------
Net assets at end of period                    $     29,534   $      29,972     $     56,627      $  52,145    $  26,502   $ 35,946
                                               ====================================================================================

                                                               SBL                                 SBL
                                                         SMALL CAP VALUE                     SOCIAL AWARENESS
                                                            SUBACCOUNT                          SUBACCOUNT
                                                      2003              2004              2003              2004
                                                 ------------------------------------------------------------------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)              $       (314)      $      (236)      $      (245)      $      (193)
       Capital gains distributions                        136               132               ---               ---
       Realized gain (loss) on sales of fund
          shares                                        1,616               750            (1,330)           (2,368)
       Change in unrealized appreciation/
          depreciation on investments during
          the period                                    2,197             5,999             2,113             6,249
                                                 ------------------------------------------------------------------
    Net increase (decrease) in net                      3,635             6,645               538             3,688
       assets from operations

    From contractholder transactions:
       Variable annuity deposits                        1,179               702               257               540
       Account administrative fees                        (48)              (27)              (12)              (20)
       Terminations and withdrawals                    (2,345)           (1,716)           (2,012)           (2,106)
       Annuity payments                                   ---               ---                (8)              ---
       Transfers between subaccounts, net               1,056             2,365            (2,675)           (2,276)
       Transfers between subaccounts, due to
          mergers                                         ---               ---               ---               ---
                                                 ------------------------------------------------------------------
    Net increase (decrease) in net assets
       from contractholder transactions                  (158)            1,324            (4,450)           (3,862)
                                                 ------------------------------------------------------------------
Net increase (decrease) in net assets                   3,477             7,969            (3,912)             (174)
Net assets at beginning of period                      21,773            13,804            19,589            19,763
                                                 ------------------------------------------------------------------
Net assets at end of period                      $     25,250       $    21,773       $    15,677       $    19,589
                                                 ==================================================================

                          Variable Annuity Account VIII

                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                                                              SBL
                                                             SBL                       MAIN STREET GROWTH              SBL
                                                        MID CAP VALUE                      AND INCOME            SMALL CAP GROWTH
                                                          SUBACCOUNT                       SUBACCOUNT               SUBACCOUNT
                                                    2004           2003           2004            2003         2004          2003
                                               ------------------------------------------------------------------------------------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)            $     (1,069)  $      (692)    $      (144)   $     (96)    $     (290)  $     (241)
       Capital gains distributions                    1,727           952             ---          ---            ---          ---
       Realized gain (loss) on sales of fund
          shares                                      4,547         1,587              59         (492)         1,752         (485)
       Change in unrealized appreciation/
          depreciation on investments during
          the period                                 11,933        22,324             782        2,714          1,433        7,881
                                               -----------------------------------------------------------------------------------

    Net increase (decrease) in net                   17,138        24,171             697        2,126          2,895        7,155
       assets from operations

    From contractholder transactions:
       Variable annuity deposits                      2,582         1,728             701          540            783          767
       Account administrative fees                      (93)          (74)            (35)         (44)           (52)         (28)
       Terminations and withdrawals                  (9,171)       (6,267)         (1,435)      (1,135)        (3,364)      (2,161)
       Annuity payments                                  (1)          ---             ---          ---            ---          ---
       Transfers between subaccounts, net             3,037          (559)            (60)         513         (2,066)       2,971
       Transfers between subaccounts, due to
          mergers                                       ---           ---             ---          ---            ---          ---
                                               -----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from contractholder transactions              (3,646)       (5,172)           (829)        (126)        (4,699)       1,549
                                               -----------------------------------------------------------------------------------
Net increase (decrease) in net assets                13,492        18,999            (132)       2,000         (1,804)       8,704
Net assets at beginning of period                    71,687        52,688          10,958        8,958         23,006       14,302
                                               -----------------------------------------------------------------------------------
Net assets at end of period                    $     85,179   $    71,687     $    10,826    $  10,958     $   21,202   $   23,006
                                               ===================================================================================

                                                                                       SBL
                                                             SBL                      ALPHA
                                                          SELECT 25                OPPORTUNITY
                                                          SUBACCOUNT                SUBACCOUNT
                                                    2004               2003            2004*
                                                ------------------------------------------------
Increase (decrease) in net assets:
    From operations:
       Net investment income (loss)             $       (156)      $      (174)     $        (20)
       Capital gains distributions                       ---               ---               241
       Realized gain (loss) on sales of fund
          shares                                        (810)           (1,627)               14
       Change in unrealized appreciation/
          depreciation on investments during
          the period                                   1,813             3,480               142
                                                ------------------------------------------------
    Net increase (decrease) in net                       847             1,679               377
       assets from operations

    From contractholder transactions:
       Variable annuity deposits                         274               347               195
       Account administrative fees                        (7)              (21)               (1)
       Terminations and withdrawals                   (1,063)           (1,092)             (151)
       Annuity payments                                  ---               ---               ---
       Transfers between subaccounts, net             (1,789)           (1,622)            4,007
       Transfers between subaccounts, due to
          mergers                                        ---               ---               ---
                                                ------------------------------------------------
    Net increase (decrease) in net assets
       from contractholder transactions               (2,585)           (2,388)            4,050
                                                ------------------------------------------------
Net increase (decrease) in net assets                 (1,738)             (709)            4,427
Net assets at beginning of period                     11,016            11,725               ---
                                                ------------------------------------------------
Net assets at end of period                     $      9,278       $    11,016      $      4,427
                                                ================================================

*    For the period from  February  11, 2004  (inception  date) to December  31,
     2004.

See accompanying notes.

                          Variable Annuity Account VIII

                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Variable Annuity Account VIII (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in mutual funds not otherwise available to the public. As directed by the owners, amounts may be invested in a designated series of the funds as follows:

       Subaccount                                              Series of the Fund
----------------------------------------------------------------------------------------------
AIM V.I. Basic Value                              AIM V.I. Basic Value Fund (Series II)
AIM V.I. Mid Cap Core Equity                      AIM V.I. Mid Cap Core Equity Fund (Series II)
AIM V.I. Real Estate                              AIM V.I. Real Estate Fund (Series I)
American Century VP Ultra                         American Century VP Ultra Fund (Class II)
American Century VP Value                         American Century VP Value Fund (Class II)
Dreyfus VIF International Value                   Dreyfus VIF International Value Fund
INVESCO VIF Health Sciences                       INVESCO VIF Health Sciences Fund (Series I)
Oppenheimer Main Street Small Cap                 Oppenheimer Main Street Small Cap Fund
PIMCO VIT All Asset                               PIMCO VIT All Asset Portfolio (Share Class)
PIMCO VIT Low Duration                            PIMCO VIT Low Duration Portfolio (Share Class)
PIMCO VIT Real Return                             PIMCO Real Return Portfolio (Share Class)
Rydex VT Sector Rotation                          Rydex Sector Rotation Fund
                                                  SBL Fund:
SBL Equity                                           Series A (Equity Series)
SBL Large Cap Value                                  Series B (Large Cap Value Series)
SBL Money Market                                     Series C (Money Market Series)
SBL Global                                           Series D (Global Series)
SBL Diversified Income                               Series E (Diversified Income Series)
SBL Large Cap Growth                                 Series G (Large Cap Growth Series)
SBL Enhanced Index                                   Series H (Enhanced Index Series)
SBL Mid Cap Growth                                   Series J (Mid Cap Growth Series)
SBL Managed Asset Allocation                         Series N (Managed Asset Allocation Series)
SBL Equity Income                                    Series O (Equity Income Series)
SBL High Yield                                       Series P (High Yield Series)
SBL Small Cap Value                                  Series Q (Small Cap Value Series)

                          Variable Annuity Account VIII

        Subaccount                                              Series of the Fund
-------------------------------------------------------------------------------------------
                                            SBL Fund:
SBL Social Awareness                           Series S (Social Awareness Series)
SBL Mid Cap Value                              Series V (Mid Cap Value Series)
SBL Main Street Growth and Income              Series W (Main Street Growth and Income Series)
SBL Small Cap Growth                           Series X (Small Cap Growth Series)
SBL Select 25                                  Series Y (Select 25 Series)
SBL Alpha Opportunity                          Series Z (Alpha Opportunity Series)

During 2003, the International Subaccount and the Technology Subaccount were merged into the Global Subaccount, and the Mid Cap Growth Subaccount, respectively.

Pursuant to a plan of reorganization approved by the SBL Fund International Series shareholders, the SBL Fund Global Series acquired all the net assets of the SBL Fund International Series, which totaled $5,527,203 on the closing date of the reorganization, October 3, 2003. A total of 750,979 shares were exchanged from the SBL Fund International Series. In exchange for the assets of the SBL Fund International Series, 894,369 shares of the SBL Fund Global Series were issued to shareholders of record immediately after the closing date.

Pursuant to a plan of reorganization approved by the SBL Fund Technology Series shareholders, the SBL Fund Mid Cap Growth Series acquired all the net assets of the SBL Fund Technology Series, which totaled $5,363,139 on the closing date of the reorganization, October 3, 2003. A total of 1,256,005 shares were exchanged from the SBL Fund Technology Series. In exchange for the assets of the SBL Fund Technology Series, 232,876 shares of the SBL Fund Mid Cap Growth Series were issued to shareholders of record immediately after the closing date.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Under the terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Management Company, LLC
(SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., wholly-owned subsidiaries of Security Benefit Corp.

SMC has engaged T. Rowe Price Associates, Inc. to provide subadvisory services for the Managed Asset Allocation Series and the Equity Income Series; Strong Capital Management, Inc. to provide subadvisory services for the Small Cap Value Series, RS Investments to provide subadvisory services for the Small Cap Growth Series;

                          Variable Annuity Account VIII

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

OppenheimerFunds, Inc. to provide subadvisory services for the Global Series and the Main Street Growth and Income Series; and Northern Trust Investments, Inc. to provide subadvisory services for the Enhanced Index Series.

The Account receives deposits from three variable annuity contracts issued by
SBL: Variflex LS Variable Annuity, Variflex Signature Variable Annuity, and Variflex Extra Credit Variable Annuity (Extra Credit).

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the period ended December 31, 2004, were as follows:

                                                     COST OF          PROCEEDS
       SUBACCOUNT                                   PURCHASES        FROM SALES
--------------------------------------------------------------------------------
                                                        (In Thousands)
   AIM V.I. Basic Value*                           $    1,121        $      54
   AIM V.I. Mid Cap Core Equity*                        2,519              358
   AIM V.I. Real Estate*                                2,896              698
   American Century VP Ultra*                           1,785              172
   American Century VP Value*                           3,898            1,604
   Dreyfus VIF International Value*                     5,970            1,430
   INVESCO VIF Health Sciences*                           582              323
   Oppenheimer Main Street Small Cap*                     772              202
   PIMCO VIT All Asset*                                   670              110
   PIMCO VIT Low Duration*                              1,265              285
   PIMCO VIT Real Return*                               2,386              723
   Rydex VT Sector Rotation*                              357               38
   SBL Equity                                           9,427           21,361
   SBL Large Cap Value                                  6,586           13,071
   SBL Money Market                                    59,060           65,425
   SBL Global                                          10,927           20,927
   SBL Diversified Income                               7,831           15,138
   SBL Large Cap Growth                                 3,895            8,694
   SBL Enhanced Index                                   4,094            5,547
   SBL Mid Cap Growth                                  19,526           29,856

* For the period from February 11, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account VIII

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                  COST OF          PROCEEDS
             SUBACCOUNT                          PURCHASES        FROM SALES
------------------------------------------------------------------------------
                                                    (In Thousands)
SBL Managed Asset Allocation                        2,518            5,744
SBL Equity Income                                   9,391           12,110
SBL High Yield                                      8,817           20,994
SBL Small Cap Value                                 8,273            8,609
SBL Social Awareness                                  718            5,413
SBL Mid Cap Value                                  14,915           17,903
SBL Main Street Growth and Income                   1,704            2,677
SBL Small Cap Growth                                5,583           10,572
SBL Select 25                                       3,971            6,712
SBL Alpha Opportunity*                              5,064              793

* For the period from February 11, 2004 (inception date) to December 31, 2004.

ANNUITY RESERVES

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                          Variable Annuity Account VIII

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a daily administrative fee equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, for Extra Credit contracts, an account administrative fee of $30 is deducted annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of average daily net asset value of which 0.70% is for assuming mortality risks and the remainder is for assuming expense risks. Extra credit contract owners may elect an annual stepped up death benefit for an additional fee of 0.20% of average daily net asset value.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the periods ended December 31, 2004 and 2003, were as follows:

                                               2004                        2003
                                    --------------------------    ----------------------------
                                                       NET                            NET
                                    UNITS   UNITS    INCREASE      UNITS   UNITS   INCREASE
             SUBACCOUNT             ISSUED REDEEMED (DECREASE)    ISSUED REDEEMED (DECREASE)
--------------------------------------------------------------    ----------------------------
                                                          (In Thousands)
AIM V.I. Basic Value*                  115    (6)      109           ---     ---      ---
AIM V.I. Mid Cap Core Equity*          244   (36)      208           ---     ---      ---
AIM V.I. Real Estate*                  269   (74)      195           ---     ---      ---
American Century VP Ultra*             197   (25)      172           ---     ---      ---
American Century VP Value*             397  (167)      230           ---     ---      ---
Dreyfus VIF International Value*       610  (165)      445           ---     ---      ---

* For the period from February 11, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account VIII

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                 2004                          2003
                                     ---------------------------- ------------------------------
                                                          NET                            NET
                                     UNITS    UNITS     INCREASE   UNITS      UNITS    INCREASE
             SUBACCOUNT              ISSUED  REDEEMED  (DECREASE) ISSUED    REDEEMED  (DECREASE)
----------------------------------------------------------------- ------------------------------
                                                         (In Thousands)
INVESCO VIF Health Sciences*             61       (35)        26     ---         ---        ---
Oppenheimer Main Street Small Cap*       76       (19)        57     ---         ---        ---
PIMCO VIT All Asset*                     65       (11)        54     ---         ---        ---
PIMCO VIT Low Duration*                 126       (28)        98     ---         ---        ---
PIMCO VIT Real Return*                  232       (74)       158     ---         ---        ---
Rydex VT Sector Rotation*                37        (4)        33     ---         ---        ---
SBL Equity                              708    (1,352)      (644)  1,861      (2,294)      (433)
SBL Large Cap Value                     569      (957)      (388)  1,406      (1,497)       (91)
SBL Money Market                      5,407    (5,899)      (492)  9,669     (11,639)    (1,970)
SBL Global                              715    (1,084)      (369)  1,183      (1,132)        51
SBL Diversified Income                  727    (1,184)      (457)  1,849      (2,852)    (1,003)
SBL Large Cap Growth                    796    (1,604)      (808)  2,195      (1,783)       412
SBL Enhanced Index                      609      (775)      (166)    538        (643)      (105)
SBL International                       ---       ---        ---   1,025      (1,657)      (632)
SBL Mid Cap Growth                      892    (1,196)      (304)  1,610      (1,666)       (56)
SBL Managed Asset Allocation            210      (377)      (167)    296        (470)      (174)
SBL Equity Income                       574      (658)       (84)    514        (736)      (222)
SBL High Yield                          729    (1,539)      (810)  2,274      (1,493)       781
SBL Small Cap Value                     614      (642)       (28)  1,420      (1,349)        71
SBL Social Awareness                     63      (305)      (242)     83        (333)      (250)
SBL Technology                          ---       ---        ---     697      (2,146)    (1,449)
SBL Mid Cap Value                       602      (712)      (110)    ---         ---        ---
SBL Main Street Growth and Income       287      (396)      (109)    ---         ---        ---
SBL Small Cap Growth                    597      (932)      (335)    ---         ---        ---
SBL Select 25                           652      (993)      (341)    ---         ---        ---
SBL Alpha Opportunity*                  508       (96)       412     ---         ---        ---

* For the period from February 11, 2004 (inception date) to December 31, 2004.

                          Variable Annuity Account VIII

4. UNIT VALUES

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2. A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2004, follows:

          SUBACCOUNT                 2004        2003     2002    2001      2000
--------------------------------------------------------------------------------

AIM V.I. BASIC VALUE(1)
Units                                  108,706      ---     ---     ---      ---
Unit value                       $10.47/$10.49     $---    $---    $---     $---
Net assets (000s)                       $1,141     $---    $---    $---     $---
Ratio of expenses to net            1.40%/1.60%     ---%    ---%    ---%     ---%
   assets*
Investment income ratio**                  ---%     ---%    ---%    ---%     ---%
Total return***                     4.90%/4.70%     ---%    ---%    ---%     ---%

AIM V.I. MID CAP CORE
   EQUITY(1)
Units                                  207,578      ---     ---     ---      ---
Unit value                       $10.71/$10.73     $---    $---    $---     $---
Net assets (000s)                       $2,229     $---    $---    $---     $---
Ratio of expenses to net            1.40%/1.60%     ---%    ---%    ---%     ---%
   assets*
Investment income ratio(2)                0.04%     ---%    ---%    ---%     ---%
Total return***                     7.30%/7.10%     ---%    ---%    ---%     ---%

AIM V.I. REAL ESTATE(1)
Units                                  195,046      ---     ---     ---      ---
Unit value                       $12.61/$12.63     $---    $---    $---     $---
Net assets (000s)                       $2,464     $---    $---    $---     $---
Ratio of expenses to net            1.40%/1.60%     ---%    ---%    ---%     ---%
   assets*
Investment income ratio**                 1.37%     ---%    ---%    ---%     ---%
Total return***                   26.30%/26.10%     ---%    ---%    ---%     ---%

AMERICAN CENTURY VP ULTRA(1)
Units                                  171,860      ---     ---     ---      ---
Unit value                       $10.39/$10.41     $---    $---    $---     $---
Net assets (000s)                       $1,789     $---    $---    $---     $---
Ratio of expenses to net            1.40%/1.60%     ---%    ---%    ---%     ---%
   assets*
Investment income ratio**                  ---%     ---%    ---%    ---%     ---%
Total return***                     4.10%/3.90%     ---%    ---%    ---%     ---%

AMERICAN CENTURY VP VALUE(1)
Units                                  229,891      ---     ---     ---      ---
Unit value                       $10.84/$10.86     $---    $---    $---     $---
Net assets (000s)                       $2,497     $---    $---    $---     $---
Ratio of expenses to net            1.40%/1.60%     ---%    ---%    ---%     ---%
   assets*
Investment income ratio**                  ---%     ---%    ---%    ---%     ---%
Total return***                     8.60%/8.40%     ---%    ---%    ---%     ---%


                         Variable Annuity Account VIII

4.    UNIT VALUES (CONTINUED)

            SUBACCOUNT                         2004         2003     2002    2001    2000
            ----------                   ---------------   -----     ----    ----    ----
DREYFUS VIF INTERNATIONAL VALUE(1)

Units                                            444,705     ---      ---     ---     ---
Unit value                               $  11.30/$11.33   $ ---     $---    $---    $---
Net assets (000s)                        $         5,037   $ ---     $---    $---    $---
Ratio of expenses to net assets*              1.40%/1.60%    ---%     ---%    ---%    ---%
Investment income ratio**                           1.45%    ---%     ---%    ---%    ---%
Total return***                             13.30%/13.00%    ---%     ---%    ---%    ---%

INVESCO VIF HEALTH SCIENCES(1)

Units                                             26,093     ---      ---     ---     ---
Unit value                               $  10.02/$10.04   $ ---     $---    $---    $---
Net assets (000s)                        $           262   $ ---     $---    $---    $---
Ratio of expenses to net assets*              1.40%/1.60%    ---%     ---%    ---%    ---%
Investment income ratio**                            ---%    ---%     ---%    ---%    ---%
Total return***                               0.40%/0.20%    ---%     ---%    ---%    ---%

OPPENHEIMER MAIN STREET SMALL
   CAP(1)

Units                                             57,058     ---      ---     ---     ---
Unit value                               $  11.01/$11.03   $ ---     $---    $---    $---
Net assets (000s)                        $           629   $ ---     $---    $---    $---
Ratio of expenses to net assets*              1.40%/1.60%    ---%     ---%    ---%    ---%
Investment income ratio**                            ---%    ---%     ---%    ---%    ---%
Total return***                             10.30%/10.10%    ---%     ---%    ---%    ---%

PIMCO VIT ALL ASSET(1)

Units                                             53,878     ---      ---     ---     ---
Unit value                               $  10.71/$10.73   $ ---     $---    $---    $---
Net assets (000s)                        $           578   $ ---     $---    $---    $---
Ratio of expenses to net assets*              1.40%/1.60%    ---%     ---%    ---%    ---%
Investment income ratio**                           5.29%    ---%     ---%    ---%    ---%
Total return***                               7.30%/7.10%    ---%     ---%    ---%    ---%

PIMCO VIT LOW DURATION(1)

Units                                             97,594     ---      ---     ---     ---
Unit value                               $   9.98/$10.00   $ ---     $---    $---    $---
Net assets (000s)                        $           977   $ ---     $---    $---    $---
Ratio of expenses to net assets*              1.40%/1.60%    ---%     ---%    ---%    ---%
Investment income ratio**                           1.58%    ---%     ---%    ---%    ---%
Total return***                             --- %/(0.20)%    ---%     ---%    ---%    ---%

PIMCO VIT REAL RETURN(1)

Units                                            157,929     ---      ---     ---     ---
Unit value                               $  10.52/$10.53   $ ---     $---    $---    $---
Net assets (000s)                        $         1,666   $ ---     $---    $---    $---
Ratio of expenses to net assets*              1.40%/1.60%    ---%     ---%    ---%    ---%
Investment income ratio**                           0.90%    ---%     ---%    ---%    ---%
Total return***                               5.30%/5.20%    ---%     ---%    ---%    ---%

                         Variable Annuity Account VIII

            SUBACCOUNT                  2004              2003                2002                 2001                 2000
            ----------             --------------   ---------------    -----------------    -----------------    -----------------
RYDEX VT SECTOR ROTATION(1)

Units                                      33,344               ---                  ---                  ---                  ---
Unit value                         $ 10.23/$10.25   $           ---    $             ---    $             ---    $             ---
Net assets (000s)                  $          342   $           ---    $             ---    $             ---    $             ---
Ratio of expenses to net assets*       1.40%/1.60%              ---%                 ---%                 ---%                 ---%
Investment income ratio**                     ---%              ---%                 ---%                 ---%                 ---%
Total return***                        2.50%/2.30%              ---%                 ---%                 ---%                 ---%

SBL EQUITY

Units                                   2,173,082         2,817,368            3,250,221            4,349,108            4,684,676
Unit value                         $  7.43/$19.16   $   7.00/$18.03    $     5.85/$15.03    $     7.83/$20.08    $     8.98/$22.99
Net assets (000s)                         $41,488   $        50,456    $          48,557    $          86,838    $         107,273
Ratio of expenses to net assets*       1.40%/1.60%       1.40%/1.60%          1.40%/1.60%          1.40%/1.60%          1.40%/1.60%
Investment income ratio**                    0.10%             0.57%                0.75%                0.20%                0.03%
Total return***                        6.27%/6.14%     19.96%/19.66%     (25.15)%/(25.29)%    (12.66)%/(12.81)%    (10.20)%/(13.96)%

SBL LARGE CAP VALUE

Units                                   1,879,922         2,268,144            2,359,472            2,647,953            2,660,664
Unit value                         $  9.87/$17.46   $   9.05/$15.98        $ 7.14/$12.58    $     9.56/$16.82    $    10.30/$18.08
Net assets (000s)                  $       32,589   $        35,895             $ 29,510    $          44,386    $          47,972
Ratio of expenses to net assets*       1.40%/1.60%       1.40%/1.60%          1.40%/1.60%          1.40%/1.60%          1.40%/1.60%
Investment income ratio**                    0.06%             0.88%                1.86%                1.18%                2.88%
Total return***                        9.26%/9.06%     27.03%/26.75%     (25.21)%/(25.31)%      (6.97)%/(7.18)%        3.00%/(8.04)%

SBL MONEY MARKET

Units                                   1,068,367         1,560,353            3,530,067            3,518,407            3,087,186
Unit value                         $ 10.15/$12.49   $  10.24/$12.58    $    10.35/$12.69    $    10.39/$12.72    $    10.18/$12.43
Net assets (000s)                  $       13,244   $        19,485    $          44,665    $          44,596    $          38,308
Ratio of expenses to net assets*       1.40%/1.60%       1.40%/1.60%          1.40%/1.60%          1.40%/1.60%          1.40%/1.60%
Investment income ratio**                    0.06%             0.59%                4.18%                6.46%                0.56%
Total return***                     (0.72)%/(0.88)%   (0.87)%/(1.06)%      (0.24)%/(0.38)%         2.33%/2.06%          4.54%/1.80%

SBL GLOBAL

Units                                   2,426,538         2,795,188            2,743,900            3,171,110            3,299,070
Unit value                         $ 10.44/$27.77   $   8.93/$23.71    $     6.33/$16.76    $     8.32/$22.00    $     9.64/$25.43
Net assets (000s)                  $       66,117   $        65,420    $          45,315    $          68,855    $          83,531
Ratio of expenses to net assets*       1.40%/1.60%       1.40%/1.60%          1.40%/1.60%          1.40%/1.60%          1.40%/1.60%
Investment income ratio**                     ---%             0.25%                0.11%                 ---%                 ---%
Total return***                      17.12%/16.91%     41.47%/41.07%     (23.82)%/(23.92)%    (13.49)%/(13.69)%        2.09%/(3.60)%

SBL DIVERSIFIED INCOME

Units                                   2,589,290         3,046,261            4,048,685            3,254,625            2,493,733
Unit value                         $ 12.38/$15.74   $  12.12/$15.38    $    11.94/$15.12    $    11.10/$14.03    $    10.53/$13.28
Net assets (000s)                  $       40,617   $        46,680    $          60,997    $          45,479    $          33,095
Ratio of expenses to net assets*       1.40%/1.60%       1.40%/1.60%          1.40%/1.60%          1.40%/1.60%          1.40%/1.60%
Investment income ratio**                    0.87%             8.93%                4.05%                5.96%                0.67%
Total return***                        2.34%/2.15%       1.72%/1.51%          7.77%/7.57%          5.65%/5.41%          7.10%/5.30%

                          Variable Annuity Account VIII

4. UNIT VALUES (CONTINUED)

        SUBACCOUNT                     2004               2003              2002               2001               2000
-------------------------          -------------      -------------   -----------------  -----------------   ----------------
SBL LARGE CAP GROWTH
Units                                  1,662,265          2,470,258           2,058,471            661,429            331,752
Unit value                         $  5.90/$5.91      $  5.79/$5.81   $      4.74/$4.76  $      6.59/$6.64   $     7.90/$7.98
Net assets (000s)                  $       9,805      $      14,307   $           9,754  $           4,356   $          2,623
Ratio of expenses to net              1.40%/1.60%        1.40%/1.60%         1.40%/1.60%        1.40%/1.60%        1.40%/1.60%
   assets*
Investment income ratio**                    ---%               ---%                ---%               ---%               ---%
Total return***                       1.90%/1.72%      22.15%/22.06%    (28.07)%/(28.31)%  (16.58)%/(16.80)%  (20.20)%/(21.00)%

 SBL ENHANCED INDEX
 Units                                 1,078,963          1,245,279           1,349,771          1,534,887          1,383,511
 Unit value                        $  8.05/$8.76      $  7.44/$8.09   $      5.92/$6.42  $      7.81/$8.45   $     9.12/$9.85
 Net assets (000s)                 $       9,439      $      10,052   $           8,649  $          12,960   $         13,627
 Ratio of expenses to net             1.40%/1.60%        1.40%/1.60%         1.40%/1.60%        1.40%/1.60%        1.40%/1.60%
    assets*
 Investment income ratio**                  0.09%              0.74%               1.31%              0.42%               ---%
 Total return***                      8.28%/8.20%      26.01%/25.68%    (24.02)%/(24.20)%  (14.21)%/(14.36)%   (8.80)%/(11.50)%

 SBL MID CAP GROWTH
 Units                                 1,727,356          2,031,747           2,087,849          2,433,302          2,560,761
 Unit value                        $10.17/$34.16      $ 9.39/$31.46   $     6.10/$20.41  $     8.79/$29.36   $   10.50/$34.99
 Net assets (000s)                 $      56,887      $      62,207   $          41,419  $          70,175   $         88,805
 Ratio of expenses to net             1.40%/1.60%        1.40%/1.60%         1.40%/1.60%        1.40%/1.60%        1.40%/1.60%
    assets*
 Investment income ratio**                   ---%               ---%                ---%               ---%               ---%
 Total return***                      8.58%/8.31%      54.14%/53.93%    (30.48)%/(30.60)%  (16.09)%/(16.29)%      15.14%/5.00%

 SBL MANAGED ASSET ALLOCATION
 Units                                 1,562,404          1,729,620           1,904,261          2,423,974          2,424,799
 Unit value                        $10.80/$18.98      $ 9.91/$17.38   $     8.13/$14.23  $     9.14/$15.97   $    9.79/$17.06
 Net assets (000s)                 $      29,534      $      29,972   $          26,843  $          38,452   $         41,337
 Ratio of expenses to net             1.40%/1.60%        1.40%/1.60%         1.40%/1.60%        1.40%/1.60%        1.40%/1.60%
    assets*
 Investment income ratio**                  0.50%              1.58%               4.12%              2.85%              0.23%
 Total return***                      9.21%/8.98%      22.14%/21.89%    (10.90)%/(11.05)%    (6.39)%/(6.64)%    (2.10)%/(2.29)%

 SBL EQUITY INCOME
 Units                                 2,273,969          2,357,497           2,578,807          2,801,404          2,889,979
 Unit value                        $13.46/$25.13      $11.95/$22.28   $     9.70/$18.04  $    11.38/$21.13   $   11.42/$21.15
 Net assets (000s)                 $      56,627      $      52,145            $ 46,165  $          59,006   $         61,041
 Ratio of expenses to net             1.40%/1.60%        1.40%/1.60%         1.40%/1.60%        1.40%/1.60%        1.40%/1.60%
    assets*
 Investment income ratio**                  0.16%              1.28%               2.70%              1.72%              0.20%
 Total return***                    12.79%/12.64%      23.50%/23.20%    (14.62)%/(14.76)%    (0.09)%/(0.35)%     14.20%/11.32%

 SBL HIGH YIELD
 Units                                 1,645,693          2,455,243           1,673,826          1,355,269          1,314,130
 Unit value                        $13.14/$16.14      $11.96/$14.66   $     9.99/$12.22  $    10.11/$12.34   $    9.84/$11.99
 Net assets (000s)                 $      26,502      $      35,946            $ 20,362  $          16,674   $         15,746
 Ratio of expenses to net             1.40%/1.60%        1.40%/1.60%         1.40%/1.60%        1.40%/1.60%        1.40%/1.60%
    assets*
 Investment income ratio**                  0.72%              6.99%               6.87%              8.93%              6.98%
 Total return***                     10.10%/9.87%      19.97%/19.72%      (0.97)%/(1.19)%       2.92%/2.74%     (1.60)%/(2.91)%

                          Variable Annuity Account VIII

        SUBACCOUNT                      2004               2003             2002               2001                2000
-------------------------          -------------      -------------   -----------------  -----------------   ----------------
 SBL SMALL CAP VALUE
 Units                                 1,215,676          1,243,835           1,173,169          1,091,167            222,031
 Unit value                        $20.76/$21.37      $17.49/$18.05   $    11.75/$12.15  $    12.81/$13.27   $   10.64/$11.04
 Net assets (000s)                 $      25,250      $      21,773   $          13,804  $          13,985   $          2,365
 Ratio of expenses to net             1.40%/1.60%        1.40%/1.60%         1.40%/1.60%        1.40%/1.60%        1.40%/1.60%
    assets*
 Investment income ratio**                   ---%               ---%                ---%               ---%               ---%
 Total return***                    18.70%/18.39%      48.85%/48.56%     (8.27)%/(8.44)%      20.39%/20.20%       10.40%/6.40%

 SBL SOCIAL AWARENESS
 Units                                   827,352          1,069,348           1,319,242          1,596,915          1,888,010
 Unit value                        $ 7.19/$19.13      $ 6.95/$18.45   $     5.70/$15.09  $     7.42/$19.61   $    8.67/$22.88
 Net assets (000s)                 $      15,677      $      19,589   $          19,763  $          31,105   $         43,044
 Ratio of expenses to net             1.40%/1.60%        1.40%/1.60%         1.40%/1.60%        1.40%/1.60%        1.40%/1.60%
    assets*
 Investment income ratio**                  0.05%              0.42%               0.50%               ---%               ---%
 Total return***                      3.69%/3.45%      22.27%/21.93%    (23.05)%/(23.18)%  (14.29)%/(14.42)%  (13.30)%/(14.11)%

 SBL MID CAP VALUE
 Units                                 2,110,091          2,220,418           2,487,053          2,664,531          2,372,908
 Unit value                        $20.13/$40.88      $16.11/$32.65   $    10.61/$21.46  $    12.55/$25.33   $   11.48/$23.12
 Net assets (000s)                 $      85,179      $      71,687   $          52,688  $          67,005   $         54,579
 Ratio of expenses to net             1.40%/1.60%        1.40%/1.60%         1.40%/1.60%        1.40%/1.60%        1.40%/1.60%
    assets*
 Investment income ratio**                  0.02%              0.26%               0.89%              0.31%               ---%
 Total return***                    25.21%/24.95%      52.14%/51.84%    (15.28)%/(15.46)%       9.56%/9.32%      31.89%/14.80%

 SBL MAIN STREET GROWTH AND
    INCOME
 Units                                 1,285,202          1,394,412           1,418,898          1,196,781            670,557
 Unit value                        $  8.42/$8.50      $  7.85/$7.95   $      6.31/$6.40  $      7.93/$8.05   $     8.93/$9.09
 Net assets (000s)                 $      10,826      $      10,958   $           8,958  $           9,489   $          5,992
 Ratio of expenses to net             1.40%/1.60%        1.40%/1.60%         1.40%/1.60%        1.40%/1.60%        1.40%/1.60%
    assets*
 Investment income ratio**                  0.03%              0.40%               0.43%              0.15%              0.13%
 Total return***                      7.26%/6.92%      24.41%/24.22%    (20.43)%/(20.50)%  (11.20)%/(11.44)%   (9.10)%/(10.70)%

 SBL SMALL CAP GROWTH
 Units                                 1,340,541          1,675,219           1,609,029          1,768,914          1,888,741
 Unit value                        $ 8.38/$16.02      $ 7.27/$13.87   $      4.72/$8.99  $     6.53/$12.41   $    9.20/$17.45
 Net assets (000s)                 $      21,202      $      23,006   $          14,302  $          21,781   $         32,825
 Ratio of expenses to net             1.40%/1.60%        1.40%/1.60%         1.40%/1.60%        1.40%/1.60%        1.40%/1.60%
    assets*
 Investment income ratio**                   ---%               ---%                ---%               ---%               ---%
 Total return***                    15.50%/15.27%      54.28%/54.03%    (27.56)%/(27.72)%  (28.88)%/(29.02)%   (8.00)%/(10.01)%

 SBL SELECT 25
 Units                                 1,116,495          1,458,248           1,803,161          2,192,032          2,270,913
 Unit value                        $  7.02/$8.33      $  6.39/$7.56   $      5.52/$6.51  $      7.64/$9.00   $    8.62/$10.14
 Net assets (000s)                 $       9,278      $      11,016   $          11,725  $          19,689   $         22,979
 Ratio of expenses to net             1.40%/1.60%        1.40%/1.60%         1.40%/1.60%        1.40%/1.60%        1.40%/1.60%
    assets*
 Investment income ratio**                   ---%               ---%                ---%               ---%               ---%
 Total return***                     10.19%/9.86%      16.13%/15.76%    (27.67)%/(27.75)%  (11.24)%/(11.37)%  (13.80)%/(17.22)%

                          Variable Annuity Account VIII

4. UNIT VALUES (CONTINUED)

          SUBACCOUNT              2004          2003       2002       2001      2000
--------------------------    -------------    -----     -------     ------    -----
SBL ALPHA OPPORTUNITY(1)
Units                               412,015     ---        ---        ---        ---
Unit value                    $10.72/$10.74    $---       $---       $---       $---
Net assets (000s)             $       4,427    $---       $---       $---       $---
Ratio of expenses to net         1.40%/1.60%    ---%       ---%       ---%       ---%
   assets*
Investment income ratio**               ---%    ---%       ---%       ---%       ---%
Total return***                  7.40%/7.20%    ---%       ---%       ---%       ---%

   * These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios excluded those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

 *** These amounts represent the total return for the periods indicated including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(1) For the period from February 11, 2004 (inception date) to December 31, 2004.

(2) The net investment income is less than $1,000, so amount is not reported in the statement of operations, but is used in the investment income ratio calculation.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

            The financial statements of the SBL Variable Account VIII at December 31, 2004 and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements are included in Part B of this Registration Statement.

            The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 are incorporated herein by reference to the financial statements filed with the SBL Variable Annuity Account XIV Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940 to the Registration Statement No. 333-120399 (filed March 11, 2005).

      (b)   Exhibits

      (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company ("SBL") authorizing establishment of the Separate Account(a)

      (2)   Not Applicable

      (3)   (a) Facilities Agreement(d)
            (b) SBL Variable Products Sales Agreement(i)
            (c) Marketing Organization Agreement Commission Schedule(j)
            (d) Amendment to Marketing Organization, SBL Variable Products
                Broker/Dealer Sales, and SBL Variable Product Sales Agreement(p)

      (4)   (a) Individual Contract (Form V6028  12-99)(f)
            (b) Individual Contract-Unisex (Form V6028  12-99U)(f)
            (c) Tax-Sheltered Annuity Endorsement (Form 6832A  R9-96)(a)
            (d) Withdrawal Charge Waiver Endorsement (Form V6051  3-96)(a)
            (e) Waiver of Withdrawal Charge for Terminal Illness Endorsement
                (Form V6051 TI 2-97)(a)
            (f) Simple Individual Retirement Annuity Endorsement (Form 4453C-5S
                R9-03)(o)
            (g) Individual Retirement Annuity Endorsement (Form V6849A R9-03)(o)
            (h) Loan Endorsement (Form V6066  10-00)(k)
            (i) Roth IRA Endorsement (Form V6851A  R9-03)(o)
            (j) 403a Endorsement (Form V6057  10-98)(e)
            (k) Method for Deductions Endorsement (Form 6071-1 3-01)(h)
            (l) Texas Optional Retirement Plan Rider (Form V6932G 7-00)(h)
            (m) Annual Stepped Up Death Benefit Rider (Form V6070 9-00)(l)

      (5)   (a) Application (Form V9492  R9-00)(g)

            (b) Application - Unisex (Form V9492  R9-00U)(g)

      (6)   (a) Articles of Incorporation of SBL(d)
            (b) Bylaws of SBL(d)

      (7)   Not Applicable

      (8)   (a) Participation Agreement - AIM(n)
            (b) Participation Agreement - American Century(n)
            (c) Participation Agreement - Dreyfus(n)
            (d) Participation Agreement - Oppenheimer(n)
            (e) Participation Agreement - PIMCO(n)
            (f) Participation Agreement - Rydex(n)

     (9)    Opinion of Counsel(g)

     (10)   Consent of Independent Registered Public Accounting Firm

     (11)   Not Applicable

     (12)   Not Applicable

     (13) Powers of Attorney of Kris A. Robbins, J. Michael Keefer, Thomas A. Swank and Malcolm E. Robinson(n)

(a) Incorporated herein by reference to the Exhibits filed with the Variflex Signature Initial Registration Statement No. 333-23723 (filed March 16,
       1997).

(b) Incorporated herein by reference to the Exhibits filed with Variflex Signature 's Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to Registration Statement No. 333-23723 (filed October 15, 1997).

(c) Incorporated herein by reference to the Exhibits filed with Variflex Signature's Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940 to Registration Statement 333-23723 (filed April 30, 1998).

(d) Incorporated herein by reference to the Exhibits filed with SBL Variable Annuity Account XIV Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed February 23, 2005).

(e) Incorporated herein by reference to the Exhibits filed with the Variflex Signature's Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940 to the Registration Statement 333-23723 (filed April 30, 1999).

(f) Incorporated herein by reference to the Exhibits filed with the Registrant's Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to the Registration Statement 333-93947 (filed March 29, 2000)

(g) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940 to the Registration Statement 333-93947 (filed February 15, 2001).

(h) Incorporated herein by reference to Exhibits filed with the Variflex Separate Account Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 11, 2001).

(i) Incorporated herein by reference to Exhibits filed with the SBL Variable Annuity Account XIV Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed March 1, 2002).

(j) Incorporated herein by reference to Exhibits filed with the Registrant's Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940 to Registration Statement No. 333-93947 (filed April 11, 2001).

(k) Incorporated herein by reference to Exhibits filed with the SBL Variable Annuity Account XIV Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed February 16, 2001).

(l) Incorporated herein by reference to Exhibits filed with the Registrant's Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940 to Registration Statement No. 333-93947 (filed April 8, 2002).

(m) Incorporated herein by reference to the Exhibits filed with the Variflex Separate Account Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 26 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 30, 2003).

(n) Incorporated herein by reference to the Exhibits filed with SBL Variable Annuity Account XIV Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed April 30, 2004.)

(o) Incorporated herein by reference to Exhibits filed with the Registrant's Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940 to Registration Statement No. 333-93947 (filed April 30, 2004).

(p) Incorporated herein by reference to the Exhibits filed with SBL Variable Annuity Account XIV's Initial Registration under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940 to Registration Statement No. 333-120399 (filed November 12, 2004).

Item 25.      Directors and Officers of the Depositor

Name and Principal
Business Address            Positions and Offices with Depositor
----------------            ------------------------------------
Kris A. Robbins*            President, Chief Executive Officer and Director

Thomas A. Swank*            Senior Vice President, Chief Financial Officer, Treasurer
                            and Director

J. Michael Keefer*          Senior Vice President, General Counsel, Secretary and Director

Malcolm E. Robinson*        Senior Vice President, Assistant to the President and Chief
                            Executive Officer and Director

Kalman Bakk, Jr.*           Senior Vice President and Chief Marketing Officer

Amy J. Lee*                 Associate General Counsel, Vice President and Assistant
                            Secretary

Venette R. Davis*           Senior Vice President

Michael G. Odlum*           Senior Vice President and Chief Investment Officer

David J. Keith*             Senior Vice President, IT and Customer Management

* Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of the issued and outstanding shares of common stock of SBL. One share of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance with the requirements of Kansas law. Security Benefit Corporation is wholly-owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2004 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

         The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account VIII or SBL:

                                                                       Percent of Voting Securities
                                                     Jurisdiction of    Owned or Controlled by SBMHC
             Name                                     Incorporation      (directly or indirectly)
             ----                                    ---------------   -----------------------------
Security Benefit Mutual Holding Company (Holding          Kansas                     ---
Company)

Security Benefit Corporation                              Kansas                    100%
(Holding Company)

Security Benefit Life Insurance Company                   Kansas                    100%
(Stock Life Insurance Company)

Security Management Company, LLC                          Kansas                    100%
(Investment Adviser)

Security Distributors, Inc.                               Kansas                    100%
(Broker/Dealer, Principal
Underwriter of Mutual Funds)

Security Benefit Academy, Inc.                            Kansas                    100%
(Daycare Company)

Security Financial Resources, Inc.                        Kansas                    100%
(Financial Services)

se(2), inc.                                               Kansas                    100%

Security Financial Resources Collective                  Delaware                   100%
Investments, LLC
(Private Fund)

First Security Benefit Life Insurance                    New York                   100%
and Annuity Company of New York
(Stock Life Insurance Company)
Brecek & Young Advisors, Inc.                           California                  100%
Brecek & Young Financial Services Group of               Montana                    100%
Montana, Inc.
Brecek & Young Financial Services Group of                Nevada                    100%
Nevada, Inc.
Brecek & Young Financial Group Insurance Agency           Texas                     100%
of Texas, Inc.

         SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, XI, and Variflex Separate Account (Variflex and Variflex Educator Series), SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, Parkstone Variable Annuity Separate Account, SBL Variable Annuity Account XIV (SecureDesigns), SBL Variable Annuity Account XIV (AdvisorDesigns). SBL Variable Annuity Account XIV (NEA Valuebuilder), SBL Variable Annuity Account XIV (Advance Designs), SBL Variable Annuity Account XIV (Security Benefit Advisor), SBL Variable Annuity Account XIV (AEA Valuebuilder), SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director), SBL Variable Annuity Account XVII (ClassicStrategies) and T. Rowe Price Variable Annuity Account.

         Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 18, 2004 the approximate percentage of ownership by the separate accounts for each company is as follows:

Security Large Cap Value Fund                  28.26%
SBL Fund                                       100.0%

Item 27. Number of Contract Owners

         As of February 1, 2005, there were 1,109 owners of the Qualified Contracts and 707 owners of the Non-Qualified Contracts.

Item 28. Indemnification

         The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

         The Articles of Incorporation include the following provision:

                  (a) No director of the Corporation shall be liable to the
             Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                  (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

         Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as distributor of the SBL Variable Annuity Account VIII contracts. SDI receives no compensation for its distribution function in excess of the commissions it pays to selling broker/dealers. SDI also acts as a distributor for SBL Variable Annuity Accounts I, III, IV, XI and XIV (SecureDesigns, AdvisorDesigns, Advance Designs, Security Benefit Advisor, NEA Valuebuilder Retirement Income Director, AEA Valuebuilder and NEA Valuebuilder), SBL Variable Account XVII (ClassicStrategies), SBL Variable Account VIII (Variflex Signature and Variflex LS), Variflex Separate Account (Variflex and Variflex Educator Series), SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Municipal Bond Fund, Security Mid Cap Growth Fund, SBL Fund and Security Financial Resources Collective Investments, LLC.

(b)   Name and Principal                    Position and Offices
      Business Address*                       with Underwriter
      ------------------                    ------------------
Gregory J. Garvin                     President and Director
Brenda M. Harwood                     Vice President and Director
James R. Schmank                      Director
Amy J. Lee                            Secretary
Tammy Brownfield                      Treasurer
Frank D. Memmo                        Vice President and Director

(b)   Name and Principal                    Position and Offices
      Business Address*                       with Underwriter
      ------------------                    ------------------
Gregory J. Garvin                     President and Director
Richard J. Wells                      Director

* One Security Benefit Place, Topeka, Kansas 66636-0001

(c)   Not Applicable

Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices -- One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31. Management Services

         All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

         (b) Registrant undertakes that it will include as part of the SBL Variable Annuity Account VIII contract application a space that an applicant can check to request a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

         (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

         (e) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account VIII, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) P. 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

         (f) Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

         (g) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, State of Kansas on this 11th day of April, 2005.

SIGNATURES AND TITLES

J. Michael Keefer,                 SECURITY BENEFIT LIFE INSURANCE COMPANY
Senior Vice President,             (The Depositor)
General Counsel,
Secretary and Director*            By:   KRIS A. ROBBINS
                                       -----------------------------------
                                       Kris A. Robbins, Director, President
                                       and Chief Executive Officer

Thomas A. Swank,                   SBL VARIABLE ANNUITY ACCOUNT VIII
Senior Vice President,             VARIFLEX EXTRA CREDIT
Chief Financial Officer,           (The Registrant)
Treasurer and Director*

                                   By: SECURITY BENEFIT LIFE INSURANCE COMPANY
                                       (The Depositor)

Malcolm E. Robinson,               By:           KRIS A. ROBBINS
Senior Vice President and              -------------------------------------
Director*                              Kris A. Robbins, Director, President
                                       and Chief Executive Officer

                                   By:        AMY J. LEE
                                       -------------------------------
                                       Amy J. Lee, Attorney-in-Fact

                                   Date: April 11, 2005

                                  EXHIBIT INDEX

 (1)   None

 (2)   None

 (3)   (a) None
       (b) None
       (c) None
       (d) None

 (4)   (a) None
       (b) None
       (c) None
       (d) None
       (e) None
       (f) None
       (g) None
       (h) None
       (i) None
       (j) None
       (k) None
       (l) None
       (m) None

 (5)   (a) None
       (b) None

 (6)   (a) None
       (b) None

 (7)   None

 (8)   (a) None
       (b) None
       (c) None
       (d) None
       (e) None
       (f) None
 (9)   None

(10) Consent of Independent Registered Accounting Firm

(11) None

(12) None

(13) None